UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.9%)
Cayman Islands (2.5%)
Consumer Discretionary (1.5%)
220,000	Hengan International Group Co. Ltd.	1,416,218

Consumer Staples (1.0%)
450,000	Tingyi (Cayman Islands) Holding Corp.	1,004,082

		2,420,300

China (4.1%)
Consumer Discretionary (2.9%)
813,000	China Resources Enterprise Ltd.	2,722,959

Telecommunications (1.2%)
2,630,000	China Telecom Corp. Ltd., Class H	1,162,430

		3,885,389

Hong Kong (19.9%)
Consumer Discretionary (4.7%)
352,000	Cheung Kong Holdings Ltd.	4,467,451

Energy (2.7%)
1,714,500	CNOOC Ltd.	2,567,764

Financials (1.2%)
230,000	Hang Lung Group Ltd.	1,152,951

Industrials (4.7%)
372,000	Swire Pacific Ltd., Class A	4,533,485

Utilities (6.6%)
232,500	CLP Holdings Ltd.	1,558,263
1,963,680	Hong Kong & China Gas Co. Ltd.	4,724,483

		6,282,746

		19,004,397

India (4.0%)
Information Technology (4.0%)
83,500	Infosys Technologies Ltd., ADR	3,841,000

Indonesia (1.1%)
Telecommunications (1.1%)
1,245,000	PT Telekomunikasi Indonesia	1,073,211

Malaysia (5.9%)
Financials (1.7%)
435,400	Bumiputra-Commerce Holdings Berhad	1,580,761

Industrials (4.2%)
2,600,750	IOI Corp. Berhad	4,035,441

		5,616,202

Papua New Guinea (10.3%) (a)
Metals and Mining (10.3%)
3,584,631	Lihir Gold Ltd.	9,801,888

Philippines (3.8%)
Financials (1.7%)
273,758	Ayala Corp.	1,657,004

Telecommunications (2.1%)
13,590	Philippine Long Distance Telephone Co.	730,615
22,800	Philippine Long Distance Telephone Co., ADR	1,215,240

		1,945,855

		3,602,859

Shares	Security Description	Value ($)
Common Stocks, continued
Singapore (10.8%)
Consumer Staples (1.2%)
423,000	Fraser & Neave Ltd.	1,151,970

Financials (5.2%)
72,000	Great Eastern Holdings Ltd.	674,110
799,095	Oversea-Chinese Banking Corp. Ltd.	4,307,303

		4,981,413

Telecommunications (4.4%)
1,461,000	Singapore Telecommunications Ltd.	3,030,480
828,290	Starhub Ltd.	1,109,419

		4,139,899

		10,273,282

South Korea (15.1%)
Consumer Discretionary (5.4%)
27,510	LG Corp.	1,558,991
8,282	Shinsegae Co. Ltd.	3,576,718

		5,135,709

Financials (3.0%)
15,498	Samsung Fire & Marine Insurance Co. Ltd.	2,822,620

Information Technology (5.3%)
16,428	S1 Corp.	657,765
7,299	Samsung Electronics Co. Ltd.	4,393,351

		5,051,116

Pharmaceuticals (1.4%)
8,557	Yuhan Corp.	1,378,599

		14,388,044

Taiwan (13.0%)
Consumer Staples (3.1%)
487,344	President Chain Store Corp.	1,102,894
1,685,359	Uni-President Enterprises Corp.	1,880,911

		2,983,805

Industrials (0.5%)
503,670	AU Optronics Corp.	446,728

Information Technology (7.5%)
650,473	Delta Electronics, Inc.	1,806,577
329,327	Powertech Technology, Inc.	901,702
2,444,495	Taiwan Semiconductor Manufacturing Co. Ltd.	4,435,265

		7,143,544

Telecommunications (1.9%)
1,044,458	Chunghwa Telecom Co. Ltd.	1,833,696

		12,407,773

Thailand (6.4%)
Energy (2.1%)
268,800	PTT Public Co. Ltd.	2,036,120

Financials (2.9%)
1,125,200	Kasikornbank Public Co. Ltd.	2,729,807

Telecommunications (1.4%)
496,900	Advanced Info Service Public Co. Ltd.	1,383,584

		6,149,511

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
United Kingdom (1.0%)
Financials (1.0%)
39,550	Standard Chartered PLC	987,645

Total Common Stocks (Cost $84,994,749)		93,451,501

Investment Companies (1.8%)
1,698,657	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	1,698,657

Total Investment Companies (Cost $1,698,657)		1,698,657

Total Investments (Cost $86,693,406) — 99.7%		95,150,158

Other assets in excess of liabilities — 0.3%		240,408

Net Assets — 100.0%		$95,390,566

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

At October 31, 2009 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Long:
Hong Kong Dollar	11/2/2009	2,106,057	271,749	271,754	5

Total Long Contracts			271,749	271,754	5

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.0%)
Australia (4.0%)
Financials (1.4%)
14,448	Commonwealth Bank of Australia	667,482
29,018	Westpac Banking Corp.	678,043

		1,345,525

Health Care (0.8%)
25,891	CSL Ltd.	726,762

Materials (1.8%)
25,028	BHP Billiton Ltd.	820,613
15,995	Rio Tinto Ltd.	886,375

		1,706,988

		3,779,275

Belgium (0.5%)
Consumer Staples (0.5%)
11,245	Anheuser-Busch Inbev NV	527,900

Brazil (5.1%)
Energy (1.4%)
15,449	Petroleo Brasileiro SA, ADR	714,053
14,671	Petroleo Brasileiro SA, ADR, Preferred Shares	588,600

		1,302,653

Financials (0.8%)
41,006	Itau Unibanco Banco Multiplo SA, ADR	784,855

Materials (2.1%)
45,803	Vale SA, ADR, Special Preferred	1,058,049
38,474	Vale SA, Sponsored ADR	980,702

		2,038,751

Utilities (0.8%)
44,721	Companhia Energetica de Minas Gerais SA, ADR	706,145

		4,832,404

Canada (4.5%)
Consumer Staples (0.6%)
13,595	Shoppers Drug Mart Corp.	540,256

Energy (1.8%)
36,292	Cameco Corp.	987,505
23,721	Suncor Energy, Inc.	783,268

		1,770,773

Financials (2.1%)
17,550	Bank of Nova Scotia	734,089
13,565	IGM Financial, Inc.	483,389
43,859	Manulife Financial Corp.	815,339

		2,032,817

		4,343,846

Cayman Islands (0.5%)
Consumer Discretionary (0.5%)
7,248	New Oriental Education & Technology Group, Inc., Special ADR (a)	506,200

China (9.5%)
Consumer Discretionary (0.6%)
1,270,000	Denway Motors Ltd.	607,926

Shares	Security Description	Value ($)
Common Stocks, continued
China, continued
Energy (1.4%)
175,500	China Shenhua Energy Co. Ltd.	787,331
438,000	PetroChina Co. Ltd., Class H	527,051

		1,314,382

Financials (4.0%)
528,000	Agile Property Holdings Ltd.	675,810
820,000	China Construction Bank Corp., Class H	706,966
238,450	China Merchants Bank Co. Ltd.	610,053
1,580,000	Industrial and Commercial Bank of China Ltd., Class H	1,257,104
64,500	Ping An Insurance Co. of China Ltd. (Group)	565,285

		3,815,218

Industrials (2.4%)
1,065,000	China Communications Construction Co. Ltd., Class H	1,144,995
174,200	Weichai Power Co. Ltd.	1,137,181

		2,282,176

Information Technology (1.1%)
59,800	Tencent Holdings Ltd.	1,041,299

		9,061,001

Denmark (2.0%)
Health Care (1.1%)
16,266	Novo Nordisk A/S, Class B	1,010,675

Industrials (0.9%)
12,272	Vestas Wind Systems A/S (a)	860,826

		1,871,501

France (10.3%)
Consumer Discretionary (0.5%)
4,658	PPR	507,592

Consumer Staples (1.4%)
9,485	Carrefour SA	407,080
15,566	Groupe DANONE (b)	935,019

		1,342,099

Energy (1.5%)
24,066	Total SA, ADR	1,445,645

Financials (3.6%)
32,972	AXA	819,934
34,994	AXA, ADR	867,851
22,575	BNP Paribas SA (b)	1,700,493

		3,388,278

Materials (0.8%)
21,565	ArcelorMittal	729,739

Telecommunications (0.9%)
8,203	Iliad SA	888,121

Utilities (1.6%)
17,684	Electricite de France	985,526
12,512	GDF SUEZ	523,041

		1,508,567

		9,810,041

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Germany (5.7%)
Consumer Discretionary (1.2%)
24,885	Adidas	1,152,070

Consumer Staples (0.5%)
10,518	Henkel AG & Co. KGaA	471,873

Financials (0.7%)
8,524	Deutsche Boerse AG	690,686

Health Care (0.4%)
5,621	Bayer AG	388,461

Industrials (0.8%)
7,946	Siemens AG	715,411

Information Technology (1.3%)
28,011	SAP AG, ADR	1,268,058

Materials (0.8%)
5,140	Wacker Chemie AG	735,687

		5,422,246

Hong Kong (2.6%)
Consumer Discretionary (1.7%)
111,600	Esprit Holdings Ltd.	742,934
204,000	Li & Fung Ltd.	848,449

		1,591,383

Financials (0.6%)
144,000	Hang Lung Properties Ltd.	544,215

Industrials (0.3%)
828,000	China State Construction International Holdings Ltd.	332,752

		2,468,350

India (2.1%)
Financials (0.8%)
6,887	HDFC Bank Ltd., ADR	761,771

Information Technology (1.3%)
27,566	Infosys Technologies Ltd., ADR	1,268,036

		2,029,807

Israel (0.5%)
Health Care (0.5%)
10,371	Teva Pharmaceutical Industries Ltd., ADR	523,528

Italy (1.7%)
Energy (1.7%)
32,743	ENI SpA	810,855
27,685	Saipem SpA	816,758

		1,627,613

Japan (11.3%)
Consumer Discretionary (3.5%)
4,100	Fast Retailing Co. Ltd.	674,945
693	Jupiter Telecommunications Co. Ltd.	633,533
27,100	Toyota Motor Corp.	1,070,004
16,440	Yamada Denki Co. Ltd.	1,001,964

		3,380,446

Consumer Staples (0.4%)
16,000	Seven & I Holdings Co. Ltd.	350,334

Financials (1.9%)
69,000	Bank of Yokohama Ltd. (The)	338,877
69,200	Nomura Holdings, Inc. (b)	487,818

Shares	Security Description	Value ($)
Common Stocks, continued
Japan, continued
Financials, continued
173	Sony Financial Holdings, Inc.	496,528
92,000	Sumitomo Trust & Banking Co. Ltd. (The)	479,399

		1,802,622

Health Care (0.8%)
38,000	Shionogi & Co. Ltd.	819,856

Industrials (2.4%)
8,000	FANUC Ltd.	664,600
32,000	NGK Insulators Ltd.	717,879
41,200	Sumitomo Corp.	400,024
29,200	THK Co. Ltd.	504,655

		2,287,158

Information Technology (1.1%)
11,950	Canon, Inc.	450,624
2,300	Nintendo Co. Ltd.	576,993

		1,027,617

Materials (1.2%)
21,100	Shin-Etsu Chemical Co. Ltd.	1,119,147

		10,787,180

Luxembourg (0.7%)
Telecommunications (0.7%)
10,966	Millicom International Cellular SA (a)	687,130

Mexico (1.3%)
Consumer Staples (0.6%)
15,388	Wal-Mart de Mexico SA de CV, ADR	535,656

Telecommunications (0.7%)
16,440	America Movil SAB de CV, Series L, Sponsored ADR	725,497

		1,261,153

Norway (1.0%)
Energy (0.6%)
39,876	Subsea 7, Inc. (a)	559,307

Industrials (0.4%)
65,353	Renewable Energy Corp. AS (a) (b)	389,416

		948,723

Portugal (0.5%)
Telecommunications (0.5%)
43,910	Portugal Telecom, SGPS, SA, Registered Shares	501,862

Russia (2.5%)
Energy (1.8%)
9,555	LUKOIL, ADR	546,642
48,088	OAO Gazprom, ADR	1,136,319

		1,682,961

Materials (0.7%)
51,823	JSC MMC Norilsk Nickel, ADR (a)	664,371

		2,347,332

Singapore (0.6%)
Financials (0.6%)
65,000	DBS Group Holdings Ltd.	595,391

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
South Africa (0.5%)
Telecommunications (0.5%)
32,241	MTN Group Ltd.	480,659

South Korea (2.3%)
Financials (0.7%)
14,331	KB Financial Group, Inc. (a)	689,524

Information Technology (1.6%)
2,561	Samsung Electronics Co. Ltd.	1,541,495

		2,231,019

Spain (3.4%)
Consumer Discretionary (0.5%)
8,011	Industria de Diseno Textil SA	470,191

Financials (1.6%)
92,203	Banco Santander Central Hispano SA	1,483,601

Industrials (0.4%)
22,350	Gamesa Corporacion Technologica SA	408,359

Telecommunications (0.9%)
31,780	Telefonica SA	887,413

		3,249,564

Sweden (0.9%)
Industrials (0.5%)
39,087	Atlas Copco AB, A Shares	524,286

		524,286

Telecommunications (0.4%)
34,013	Telefonaktiebolaget LM Ericsson, B Shares	355,475

		355,475

		879,761

Switzerland (8.4%)
Consumer Staples (1.6%)
33,319	Nestle SA	1,549,839

Financials (1.5%)
26,960	Credit Suisse Group	1,441,627

Health Care (3.0%)
4,683	Lonza Group AG, Registered Shares	364,264
20,337	Novartis AG	1,059,342
8,891	Roche Holding AG, Genusschien	1,424,426

		2,848,032

Industrials (1.2%)
64,840	ABB Ltd.	1,206,465

Information Technology (0.6%)
32,364	Logitech International SA, Registered Shares (a)	550,188

Materials (0.5%)
1,967	Syngenta AG	465,885

		8,062,036

Taiwan (0.7%)
Information Technology (0.7%)
359,553	Taiwan Semiconductor Manufacturing Co. Ltd.	652,369

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
United Kingdom (14.9%)
Consumer Discretionary (0.7%)
64,873	British Sky Broadcasting Group PLC	565,553
177,422	DSG International PLC (a)	88,825

		654,378

Consumer Staples (1.3%)
181,364	Tesco PLC	1,209,104

Energy (0.6%)
32,518	BG Group PLC	559,660

Financials (5.7%)
140,645	Barclays PLC (a)	737,023
60,575	HSBC Holdings PLC	668,933
143,859	ICAP PLC	955,982
157,367	Man Group PLC	795,717
98,404	Prudential Corp. PLC	893,711
57,197	Standard Chartered PLC	1,402,953

		5,454,319

Health Care (1.0%)
111,323	Smith & Nephew PLC	983,935

Information Technology (1.9%)
302,333	ARM Holdings PLC	734,337
48,439	Autonomy Corp. PLC (a)	1,064,857

		1,799,194

Materials (3.1%)
39,870	BHP Billiton Ltd. PLC	1,074,137
51,473	Eurasian Natural Resources Corp.	700,348
34,851	Vedanta Resources PLC	1,192,299

		2,966,784

Telecommunications (0.6%)
26,687	Vodafone Group PLC, ADR	592,185

		14,219,559

Total Common Stocks (Cost $92,917,698)		93,707,450

Exchange Traded Funds (0.6%)
United States (0.6%)
8,635	iShares MSCI EAFE Index Fund	460,245
1,892	iShares MSCI Emerging Markets Index Fund	71,064

Total Exchange Traded Funds (Cost $540,353)		531,309

Rights (0.0%)
Spain (0.0%)
92,183	Banco Santander SA	16,278

Total Rights (Cost $—)		16,278

Investment Companies (0.7%)
622,879	Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	622,879

Total Investment Companies (Cost $622,879)		622,879
Total Investments (Cost $94,080,930) — 99.3%		94,877,916
Other assets in excess of liabilities — 0.7%		694,632

Net Assets — 100.0%		$95,572,548

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2009, all such securities in total represented 0.6% of net assets.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

At October 31, 2009 the Fund’s foreign exchange contract were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Short:
Euro	11/4/09	(180,125)	(265,126)	(265,051)	75
	11/3/09	(41,805)	(61,533)	(61,515)	18
Swiss Franc	11/4/09	(83,129)	(81,039)	(81,057)	(18)

Total Short Contracts			(407,698)	(407,623)	75

Long:
Great British Pound	11/3/09	16,771	27,745	27,520	(225)
	11/4/09	17,573	28,869	28,837	(32)

Total Long Contracts			56,614	56,357	(257)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.4%)
Commercial Services (0.8%)
35,100	APAC Customer Services, Inc. (a)	226,395
28,100	Macquarie Infrastructure Co., LLC	226,767
13,000	Providence Service Corp. (a)	161,980
12,500	WESCO International, Inc. (a)	319,500

		934,642

Consumer Discretionary (16.1%)
4,400	AAON, Inc.	79,244
4,600	Aaron’s, Inc.	115,230
8,300	Aeropostale, Inc. (a)	311,499
15,300	American Greetings Corp., Class A	311,202
22,400	Amerigon, Inc. (a)	144,032
13,693	Apogee Enterprises, Inc.	181,295
42,400	Avis Budget Group, Inc. (a)	356,160
7,500	Bally Technologies, Inc. (a)	295,425
35,386	Bare Escentuals, Inc. (a)	446,925
14,000	Barnes & Noble, Inc.	232,540
7,300	Big Lots, Inc. (a)	182,865
1,600	Bio-Rad Laboratories, Inc., Class A (a)	143,024
5,726	Blyth, Inc.	202,872
10,000	Buckeye Technologies, Inc. (a)	89,600
34,200	Cabela’s, Inc. (a)	429,894
16,900	Carter’s, Inc. (a)	398,840
32,476	Cato Corp. (The)	640,102
6,772	CEC Entertainment, Inc. (a)	197,810
23,550	Central Garden & Pet Co. (a)	233,616
9,200	Central Garden & Pet Co., Class A (a)	87,032
2,600	Consolidated Graphics, Inc. (a)	52,156
53,100	Cooper Tire & Rubber Co.	810,306
11,650	Cracker Barrel Old Country Store, Inc.	386,198
900	Deckers Outdoor Corp. (a)	80,703
24,200	Dillard’s, Inc., Class A	329,604
23,200	Dollar Thrifty Automotive Group, Inc. (a)	429,432
14,600	Dress Barn, Inc. (The) (a)	263,530
19,600	DSW, Inc. (a)	376,320
17,500	Fresh Del Monte Produce, Inc. (a)	379,925
22,100	Genesco, Inc. (a)	576,147
9,472	Gymboree Corp. (The) (a)	403,223
50,950	Hot Topic, Inc. (a)	392,315
11,900	Iconix Brand Group, Inc. (a)	138,754
36,400	Isle of Capri Casinos, Inc. (a)	282,100
2,827	ITT Educational Services, Inc. (a)	255,419
5,700	J. Crew Group, Inc. (a)	232,446
3,200	Jo-Ann Stores, Inc. (a)	85,184
13,200	Jos. A. Bank Clothiers, Inc. (a)	540,936
24,900	Kirkland’s, Inc. (a)	313,242
35,700	La-Z-Boy, Inc.	253,470
26,900	Lithia Motors, Inc., Class A (a)	224,346
19,800	LodgeNet Interactive Corp. (a)	96,030
14,000	M/I Homes, Inc. (a)	156,380
5,000	Maidenform Brands, Inc. (a)	70,400
3,360	Manpower, Inc.	159,298
14,400	Media General, Inc., Class A	119,376
4,600	Michael Baker Corp. (a)	164,220
6,300	O’Charley’s, Inc. (a)	44,163
7,200	P.F. Chang’s China Bistro, Inc. (a)	210,168
14,600	Perry Ellis International, Inc. (a)	199,582
70,400	Pier 1 Imports, Inc. (a)	247,808

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Discretionary, continued
1,560	Polaris Industries, Inc.	65,629
18,300	Prestige Brands Holdings, Inc. (a)	123,708
31,117	Rent-A-Center, Inc. (a)	571,308
18,900	Scholastic Corp.	470,043
55,000	Select Comfort Corp. (a)	300,850
7,600	Silgan Holdings, Inc.	408,500
38,800	Spartan Motors, Inc.	193,612
6,000	Spartech Corp.	57,420
11,700	Standard Motors Products, Inc.	97,812
19,200	Steak n Shake Co. (The) (a)	223,680
4,293	Steven Madden Ltd. (a)	173,867
24,700	Sturm, Ruger & Co., Inc.	262,314
20,100	TeleTech Holdings, Inc. (a)	359,589
35,600	Temple-Inland, Inc.	550,020
19,050	Tempur-Pedic International, Inc. (a)	368,999
26,550	True Religion Apparel, Inc. (a)	684,193
12,900	Warnaco Group, Inc. (The) (a)	522,837
6,000	Wonder Auto Technology, Inc. (a)	77,640
13,900	World Wrestling Entertainment, Inc., Class A	184,592

		19,049,001

Consumer Staples (6.3%)
25,300	99 Cents Only Stores (a)	287,661
13,700	American Italian Pasta Co., Class A (a)	372,229
22,795	Andersons, Inc. (The)	707,329
4,700	BJ’s Wholesale Club, Inc. (a)	164,641
34,750	Brightpoint, Inc. (a)	256,107
6,750	Buckle, Inc. (The)	202,568
31,221	Chiquita Brands International, Inc. (a)	505,468
7,300	Citi Trends, Inc. (a)	192,209
23,398	Comfort Systems USA, Inc.	255,038
30,500	Darling International, Inc. (a)	211,975
79,750	Del Monte Foods Co.	861,300
17,800	Ennis, Inc.	269,670
15,700	Finish Line, Inc. (The), Class A	159,198
35,900	Jones Apparel Group, Inc.	642,251
30,400	Liz Claiborne, Inc.	174,496
16,600	Nu Skin Enterprises, Inc., Class A	377,816
22,100	P.H. Glatfelter Co.	233,597
6,600	PriceSmart, Inc.	127,380
3,750	Spartan Stores, Inc.	53,100
17,028	Timberland Co. (The), Class A (a)	275,513
13,200	Tupperware Brands Corp.	594,264
13,050	Volcom, Inc. (a)	216,760
53,878	Wet Seal, Inc. (The), Class A (a)	171,871
12,500	Zhongpin, Inc. (a)	166,375

		7,478,816

Energy (2.0%)
17,500	GT Solar International, Inc. (a)	91,875
30,900	Headwaters, Inc. (a)	127,308
11,852	Holly Corp.	343,826
21,800	Petroleum Development Corp. (a)	364,060
29,400	Rosetta Resources, Inc. (a)	397,782
4,136	Southwest Gas Corp.	103,359
4,018	St. Mary Land & Exploration Co.	137,014
38,300	Stone Energy Corp. (a)	587,139
19,154	Union Drilling, Inc. (a)	146,337
5,400	W&T Offshore, Inc.	62,910

		2,361,610

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Financials (15.5%)
21,000	Advance America Cash Advance Centers, Inc.	103,740
5,462	Allied World Assurance Co. Holdings Ltd.	244,479
25,447	American Equity Investment Life Holding Co.	167,187
7,733	American Physicians Capital, Inc.	218,689
24,697	Amerisafe, Inc. (a)	457,882
19,072	AmTrust Financial Services, Inc.	215,132
8,700	Aspen Insurance Holdings Ltd.	224,460
11,300	Assured Guaranty Ltd.	187,354
1,400	BancFirst Corp.	50,554
16,100	Calamos Asset Management, Inc.	170,660
17,350	Cash America International, Inc.	525,011
7,200	Columbia Banking System, Inc.	105,840
22,933	Community Bank System, Inc.	426,783
4,100	Community Trust Bancorp, Inc.	100,942
11,700	Compass Diversified Holdings	119,691
29,781	CVB Financial Corp.	238,546
8,700	Danvers Bancorp, Inc.	119,451
24,800	Delphi Financial Group, Inc.	538,160
51,429	Deluxe Corp.	731,835
31,460	Dime Community Bancshares	345,745
9,700	Dollar Financial Corp. (a)	182,069
20,029	EZCORP, Inc., Class A (a)	259,776
42,000	F.N.B. Corp.	297,360
19,200	Fifth Street Finance Corp.	188,736
22,150	First BanCorp.	41,864
27,152	First Commonwealth Financial Corp.	142,548
12,600	First Financial Bancorp	159,768
5,950	First Financial Bankshares, Inc.	288,278
7,003	First Niagara Financial Group, Inc.	89,919
28,380	FirstMerit Corp.	537,801
12,700	Flushing Financial Corp.	142,621
2,583	FPIC Insurance Group, Inc. (a)	87,383
55,900	GFI Group, Inc.	287,885
6,791	Glacier Bancorp, Inc.	88,894
7,179	Hancock Holding Co.	260,382
14,800	Hercules Technology Growth Capital, Inc.	138,824
9,200	Horace Mann Educators Corp.	114,356
1,800	Infinity Property & Casualty Corp.	69,606
17,400	International Bancshares Corp.	258,390
13,000	Investment Technology Group, Inc. (a)	280,410
40,268	Knight Capital Group, Inc. (a)	678,516
4,100	MB Financial, Inc.	73,308
69,300	MCG Capital Corp. (a)	276,507
7,400	Meadowbrook Insurance Group, Inc.	49,802
22,800	MF Global Ltd. (a)	162,336
35,700	National Financial Partners Corp. (a)	290,955
30,700	National Penn Bancshares, Inc.	172,534
11,660	Ocwen Financial Corp. (a)	127,444
28,883	Old National Bancorp	299,517
35,600	optionsXpress Holdings, Inc.	556,428
15,195	Penson Worldwide, Inc. (a)	148,151
35,450	PHH Corp. (a)	572,872
10,650	Piper Jaffray Cos. (a)	494,054
19,660	Platinum Underwriters Holdings Ltd.	703,238

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
7,800	Prosperity Bancshares, Inc.	279,162
21,500	Protective Life Corp.	413,875
12,500	Republic Bancorp, Inc., Class A	229,875
5,880	Signature Bank (a)	185,573
3,500	Southside Bancshares, Inc.	72,765
11,000	StanCorp Financial Group, Inc.	403,810
9,743	Sterling Bancorp	65,570
9,053	SVB Financial Group (a)	373,436
13,129	SWS Group, Inc.	175,666
13,000	Tower Group, Inc.	319,540
28,600	TradeStation Group, Inc. (a)	220,792
4,450	TriCo Bancshares	65,059
17,600	TrustCo Bank Corp. NY	104,720
11,005	UMB Financial Corp.	437,669
9,032	Western Alliance Bancorp (a)	39,289
15,500	Wilshire Bancorp, Inc.	109,120
17,500	Wintrust Financial Corp.	493,675
22,922	World Acceptance Corp. (a)	575,113

		18,379,382

Health Care (12.3%)
8,200	Albany Molecular Research, Inc. (a)	66,748
28,000	Alkermes, Inc. (a)	223,160
10,100	Amedisys, Inc. (a)	401,879
13,400	American Medical Systems Holdings, Inc. (a)	206,628
8,914	Amerigroup Corp. (a)	196,554
18,300	AMN Healthcare Services, Inc. (a)	152,256
31,300	AngioDynamics, Inc. (a)	472,630
40,115	Arena Pharmaceuticals, Inc. (a)	141,606
36,300	ArQule, Inc. (a)	121,605
3,000	Beckman Coulter, Inc.	192,990
11,800	Bruker Corp. (a)	127,912
29,843	Celera Corp. (a)	184,728
16,981	Centene Corp. (a)	302,771
15,300	Cepheid (a)	203,031
3,700	Community Health Systems, Inc. (a)	115,736
9,500	CorVel Corp. (a)	270,750
34,000	Cubist Pharmaceuticals, Inc. (a)	575,960
18,000	Cyberonics, Inc. (a)	260,280
8,500	Cypress Bioscience, Inc. (a)	52,190
40,730	Cytokinetics, Inc. (a)	129,929
22,700	Dexcom, Inc. (a)	155,722
6,800	Emergency Medical Services Corp., Class A (a)	326,536
4,600	Gentiva Health Services, Inc. (a)	110,400
7,000	Hanger Orthopedic Group, Inc. (a)	96,880
42,800	HealthSouth Corp. (a)	625,308
58,588	Healthspring, Inc. (a)	839,566
10,700	Hill-Rom Holdings, Inc.	209,613
8,800	Human Genome Sciences, Inc. (a)	164,472
22,200	Inspire Pharmaceuticals, Inc. (a)	99,234
15,238	Invacare Corp.	341,788
10,300	inVentiv Health, Inc. (a)	174,894
19,600	Kendle International, Inc. (a)	330,848
4,500	Kindred Healthcard, Inc. (a)	66,150
2,800	LHC Group, Inc. (a)	78,148
7,406	LifePoint Hospitals, Inc. (a)	209,812
8,500	Masimo Corp. (a)	225,845
9,293	MedCath Corp. (a)	76,296
23,000	Medicines Co. (The) (a)	165,370

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
14,900	Medicis Pharmaceutical Corp., Class A	315,433
13,450	Molina Healthcare, Inc. (a)	251,784
8,400	Onyx Pharmaceuticals, Inc. (a)	223,440
7,900	Orthofix International N.V. (a)	252,800
6,900	OSI Pharmaceuticals, Inc. (a)	222,318
14,900	Par Pharmaceutical Cos., Inc. (a)	312,453
78,300	PDL BioPharma, Inc.	658,503
10,700	Pharmasset, Inc. (a)	200,946
18,200	Questcor Pharmaceuticals, Inc. (a)	82,628
15,262	Regeneron Pharmaceuticals, Inc. (a)	239,613
4,200	RehabCare Group, Inc. (a)	78,750
20,189	Rigel Pharmaceuticals, Inc. (a)	129,412
22,400	Salix Pharmaceuticals Ltd. (a)	411,936
33,500	Seattle Genetics, Inc. (a)	304,180
17,100	Skilled Healthcare Group, Inc., Class A (a)	137,484
60,506	Symmetry Medical, Inc. (a)	484,048
11,600	Synovis Life Technologies, Inc. (a)	139,896
5,300	Triple-S Management Corp., Class B (a)	88,510
7,356	U.S. Physical Therapy, Inc. (a)	103,278
20,500	Valeant Pharmaceuticals International (a)	602,700
5,600	Volcano Corp. (a)	80,360
5,100	Watson Pharmaceuticals, Inc. (a)	175,542
8,686	XenoPort, Inc. (a)	145,143
10,600	Zoll Medical Corp. (a)	205,852

		14,543,234

Industrials (10.0%)
4,101	A.O. Smith Corp.	162,523
5,755	Acuity Brands, Inc.	182,203
6,300	Ameron International Corp.	371,574
4,631	AZZ, Inc. (a)	158,658
21,000	Boise, Inc. (a)	100,380
13,100	Brink’s Co. (The)	310,863
27,718	Ceradyne, Inc. (a)	446,814
36,850	Chart Industries, Inc. (a)	728,525
12,748	Checkpoint Systems, Inc. (a)	172,990
31,917	Complete Production Services, Inc. (a)	304,169
4,966	Ducommun, Inc.	84,521
26,700	Dycom Industries, Inc. (a)	263,796
24,200	DynCorp International, Inc., Class A (a)	411,400
49,878	EMCOR Group, Inc. (a)	1,178,118
2,102	Encore Wire Corp.	43,617
18,300	EnerSys (a)	404,430
15,500	Esterline Technologies Corp. (a)	652,705
7,600	Freightcar America, Inc.	179,208
17,400	GrafTech International Ltd. (a)	234,900
3,124	Granite Construction, Inc.	89,222
3,310	HEICO Corp.	125,879
8,863	Hub Group, Inc. (a)	220,334
10,209	Koppers Holdings, Inc.	266,659
2,600	Lindsay Corp.	85,358
14,500	LSB Industries, Inc. (a)	179,800
16,800	Modine Manufacturing Co.	173,040
8,700	Molex, Inc.	162,429
6,900	Moog, Inc., Class A (a)	172,293

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
11,453	Mueller Industries, Inc.	270,978
4,300	NACCO Industries, Inc., Class A	256,280
27,200	ON Semiconductor Corp. (a)	181,968
4,200	Orbital Sciences Corp. (a)	54,096
6,200	Polypore International, Inc. (a)	67,952
8,100	Powell Industries, Inc. (a)	297,918
8,700	Resources Connection, Inc. (a)	150,249
6,521	Rock-Tenn Co.	285,620
7,750	Schnitzer Steel Industries, Inc.	335,110
21,100	SkyWest, Inc.	294,767
40,400	Smith & Wesson Holding Corp. (a)	172,508
9,000	Sterling Constructioin Co., Inc. (a)	145,170
16,800	Technitrol, Inc.	130,872
6,640	Teledyne Technologies, Inc. (a)	226,822
9,900	Thomas & Betts Corp. (a)	338,679
2,800	TransDigm Group, Inc.	109,704
4,600	Triumph Group, Inc.	215,326
20,650	Tutor Perini Corp. (a)	364,473

		11,764,900

Information Technology (16.8%)
51,900	3com Corp. (a)	266,766
5,000	AboveNet, Inc. (a)	242,000
6,400	Acxiom Corp. (a)	73,472
13,147	American Reprographics Co. (a)	78,882
9,700	ArcSight, Inc. (a)	239,784
56,100	Arris Group, Inc. (a)	575,586
48,500	Art Technology Group, Inc. (a)	199,820
32,400	Aruba Networks, Inc. (a)	253,368
13,100	AsiaInfo Holdings, Inc. (a)	288,986
8,200	Atheros Communications, Inc. (a)	201,884
33,462	Benchmark Electronics, Inc. (a)	562,162
2,100	CACI International, Inc., Class A (a)	100,002
27,800	Cirrus Logic, Inc. (a)	134,552
11,200	CommVault Systems, Inc. (a)	220,640
33,600	Compuware Corp. (a)	237,216
38,400	Convergys Corp. (a)	416,640
25,700	Cray, Inc. (a)	191,722
22,597	CSG Systems International, Inc. (a)	369,235
28,100	Cypress Semiconductor Corp. (a)	236,883
19,800	EarthLink, Inc.	160,380
11,200	Eclipsys Corp. (a)	210,000
29,900	Hutchinson Technology, Inc. (a)	174,018
22,600	i2 Technologies, Inc. (a)	355,724
12,900	Informatica Corp. (a)	273,867
20,000	Insight Enterprises, Inc. (a)	210,400
10,769	J2 Global Communications, Inc. (a)	220,226
9,303	JDA Software Group, Inc. (a)	184,572
5,300	Manhattan Associates, Inc. (a)	121,635
19,969	Methode Electronics, Inc.	144,775
6,434	MicroStrategy, Inc., Class A (a)	561,495
23,600	MIPS Technologies, Inc. (a)	93,220
15,800	Multi-Fineline Electronix, Inc. (a)	430,550
11,569	Net 1 UEPS Technologies, Inc. (a)	202,342
17,800	Netezza Corp. (a)	164,472
42,000	NetScout Systems, Inc. (a)	516,180
41,600	Novatel Wireless, Inc. (a)	371,072
23,500	OmniVision Technologies, Inc. (a)	288,110
9,800	Oplink Communications, Inc. (a)	145,334
8,553	OSI Systems, Inc. (a)	167,895
13,100	Overstock.com, Inc. (a)	183,400
16,000	Photronics, Inc. (a)	66,880
31,221	Plantronics, Inc.	752,738
23,500	PMC-Sierra, Inc. (a)	200,220

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
9,000	Polycom, Inc. (a)	193,230
27,700	QLogic Corp. (a)	485,858
7,400	Quest Software, Inc. (a)	124,098
11,500	Rackspace Hosting, Inc. (a)	192,625
28,800	Radiant Systems, Inc. (a)	283,392
9,200	Red Hat, Inc. (a)	237,452
55,600	RF Micro Devices, Inc. (a)	221,288
6,300	RightNow Technologies, Inc. (a)	96,138
14,200	Riverbed Technology, Inc. (a)	290,958
35,300	Sapient Corp. (a)	287,342
20,800	SeaChange International, Inc. (a)	140,816
9,200	Shutterfly, Inc. (a)	129,720
32,638	Sigma Designs, Inc. (a)	391,982
32,243	Skyworks Solutions, Inc. (a)	336,294
2,976	Sohu.com, Inc. (a)	165,466
7,300	Solera Holdings, Inc.	235,206
28,900	Sonicwall, Inc. (a)	229,466
13,900	SRA International, Inc., Class A (a)	260,764
11,300	Sykes Enterprises, Inc. (a)	268,262
11,100	Synaptics, Inc. (a)	249,750
2,500	Syntel, Inc.	89,575
16,300	TeleCommunication Systems, Inc. (a)	145,722
6,100	Tessera Technologies, Inc. (a)	134,871
89,429	TIBCO Software, Inc. (a)	782,504
16,600	TiVo, Inc. (a)	180,608
47,700	TriQuint Semiconductor, Inc. (a)	257,103
78,618	United Online, Inc.	628,944
15,300	VeriFone Holdings, Inc. (a)	203,490
17,800	Volterra Semiconductor Corp. (a)	246,530
5,700	VSE Corp.	249,603
23,200	Wright Express Corp. (a)	647,512
36,586	Zoran Corp. (a)	324,518

		19,800,192

Materials (2.7%)
23,403	A. Schulman, Inc.	406,510
4,800	Armstrong World Industries, Inc. (a)	178,800
8,600	Brush Engineered Materials, Inc. (a)	158,670
8,626	Columbus McKinnon Corp. (a)	142,760
8,200	CVR Energy, Inc. (a)	86,264
7,500	Dawson Geophysical Co. (a)	181,125
25,253	Gibraltar Industries, Inc.	273,238
7,000	Hawkins, Inc.	147,140
19,600	Innophos Holdings, Inc.	379,260
6,150	NewMarket Corp.	575,025
80,100	Omnova Solutions, Inc. (a)	513,441
25,200	PolyOne Corp. (a)	140,616

		3,182,849

Oil & Gas (2.1%)
8,500	Arena Resources, Inc. (a)	316,710
43,650	ATP Oil & Gas Corp. (a)	755,581
31,100	Cal Dive International, Inc. (a)	238,848
11,800	China Natural Gas, Inc. (a)	138,650
6,800	Clayton Williams Energy, Inc. (a)	178,160
12,500	Helix Energy Solutions Group, Inc. (a)	171,625
35,400	McMoRan Exploration Co. (a)	272,226
52,100	VAALCO Energy, Inc.	221,946
34,200	Western Refining, Inc. (a)	191,862

		2,485,608

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts (5.8%)
4,600	Acadia Realty Trust	73,140
18,700	American Capital Agency Corp.	486,200
20,400	Anworth Mortgage Asset Corp.	145,452
19,471	BioMed Realty Trust, Inc.	264,221
11,650	CBL & Associates Properties, Inc.	95,064
11,472	Cedar Shopping Centers, Inc.	69,635
27,450	Colonial Properties Trust	289,048
9,750	Corporate Office Property Trust	323,602
4,750	Douglas Emmett, Inc.	56,050
7,189	Entertainment Properties Trust	244,570
4,250	Equity Lifestyle Properties, Inc.	197,413
20,850	First Potomac Realty Trust	236,648
3,300	Highwoods Properties, Inc.	90,816
30,400	Hospitality Properties Trust	587,024
66,200	HRPT Properties Trust	465,386
33,400	LaSalle Hotel Properties	573,144
21,395	Lexington Realty Trust	89,645
43,800	Medical Properties Trust, Inc.	350,400
33,100	MFA Financial, Inc.	245,602
22,459	National Retail Properties, Inc.	435,255
19,919	Omega Healthcare Investors, Inc.	301,972
2,500	PS Business Parks, Inc.	122,425
12,800	Ramco-Gershenson Properties Trust	113,152
20,300	Redwood Trust, Inc.	282,982
2,450	Saul Centers, Inc.	75,362
28,459	Senior Housing Properties Trust	548,690
7,400	Urstadt Biddle Properties, Inc., Class A	109,298

		6,872,196

Services (2.7%)
17,200	Arbitron, Inc.	372,896
43,300	Asbury Automotive Group, Inc. (a)	421,742
12,312	ATC Technology Corp. (a)	257,321
11,000	Constant Contact, Inc. (a)	182,270
3,900	Cornell Cos., Inc. (a)	89,076
6,600	MercadoLibre, Inc. (a)	236,214
9,700	NutriSystem, Inc.	208,744
10,000	Schawk, Inc.	98,200
12,200	TNS, Inc. (a)	344,772
3,900	UniFirst Corp.	164,190
8,822	Watson Wyatt Worldwide, Inc.	384,463
9,400	World Fuel Services Corp.	477,990

		3,237,878

Telecommunications (1.6%)
7,500	Applied Signal Technology, Inc.	153,675
5,264	Atlantic Tele-Network, Inc.	241,302
70,116	Cincinnati Bell, Inc. (a)	215,957
34,700	EchoStar Corp., Class A (a)	630,152
7,200	InterDigital, Inc. (a)	148,032
4,859	NTELOS Holdings Corp.	73,371
21,800	Syniverse Holdings, Inc. (a)	373,434

		1,835,923

Transportation (2.1%)
12,400	Alaska Air Group, Inc. (a)	318,928
6,400	Allegiant Travel Co. (a)	241,344
8,300	American Railcar Industries, Inc.	83,000
49,500	Force Protection, Inc. (a)	217,800
47,600	Hawaiian Holdings, Inc. (a)	337,484
2,500	Hornbeck Offshore Services, Inc. (a)	60,775

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation, continued
5,200	Knight Transportation, Inc.	83,408
7,700	Marten Transport Ltd. (a)	135,058
4,900	Old Dominion Freight Line, Inc. (a)	127,351
2,200	Overseas Shipholding Group, Inc.	86,350
10,000	Republic Airways Holdings, Inc. (a)	80,100
6,100	Saia, Inc. (a)	89,426
49,200	TBS International Ltd. (a)	404,916
11,929	Werner Enterprises, Inc.	223,669

		2,489,609

Utilities (2.6%)
14,853	Avista Corp.	281,613
11,800	Black Hills Corp.	287,566
5,700	Central Vermont Public Service Corp.	110,523
7,679	El Paso Electric Co. (a)	143,981
9,096	New Jersey Resources Corp.	320,179
3,821	Northwest Natural Gas Co.	159,756
19,900	Portland General Electric Co.	369,941
1,600	South Jersey Industries, Inc.	56,464
3,900	UIL Holdings Corp.	100,152
23,300	UniSource Energy Corp.	672,904
17,767	WGL Holdings, Inc.	587,377

		3,090,456

Total Common Stocks (Cost $116,783,764)		117,506,296

Cash Equivalents (0.9%)
1,101,674	Bank of New York Cash Reserve Fund, 0.05% (b)	1,101,674

Total Cash Equivalents (Cost $1,101,674)		1,101,674

Total Investments (Cost $117,885,438) — 100.3%		118,607,970
Liabilities in excess of other assets — (0.3)%		(413,285)

Net Assets — 100.0%		$118,194,685

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
LLC	Limited Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.4%)
Consumer Discretionary (20.1%)
2,100	Advance Auto Parts, Inc.	78,246
3,950	Aeropostale, Inc. (a)	148,243
5,000	AnnTaylor Stores Corp. (a)	64,850
1,200	Autoliv, Inc.	40,296
8,300	AutoNation, Inc. (a)	143,092
2,100	Big Lots, Inc. (a)	52,605
5,000	Bob Evans Farms, Inc.	131,350
5,000	Brinker International, Inc.	63,200
2,200	Career Education Corp. (a)	45,848
6,200	CarMax, Inc. (a)	121,954
1,600	Casey’s General Stores, Inc.	50,448
9,800	Chico’s FAS, Inc. (a)	117,110
12,000	Corinthian Colleges, Inc. (a)	190,320
5,000	Dollar Tree, Inc. (a)	225,650
1,400	DreamWorks Animation SKG, Inc., Class A (a)	44,800
2,400	Guess?, Inc.	87,720
4,900	Harte-Hanks, Inc.	57,526
13,500	Hertz Global Holdings, Inc. (a)	125,685
4,800	Hewitt Associates, Inc., Class A (a)	170,496
11,100	Hubbell, Inc., Class B	472,083
1,600	ITT Educational Services, Inc. (a)	144,560
8,300	Leggett & Platt, Inc.	160,439
5,600	M.D.C. Holdings, Inc.	182,672
3,900	Manpower, Inc.	184,899
1,700	Marvel Entertainment, Inc. (a)	84,949
8,100	MeadWestvaco Corp.	184,923
4,500	Netflix, Inc. (a)	240,525
325	NVR, Inc. (a)	215,238
2,600	Phillips Van Heusen Corp.	104,390
1,600	Priceline.com, Inc. (a)	252,464
7,400	R.R. Donnelley & Sons Co.	148,592
2,300	Rent-A-Center, Inc. (a)	42,228
5,300	Rollins, Inc.	95,824
12,400	Ross Stores, Inc.	545,724
1,300	Silgan Holdings, Inc.	69,875
670	Strayer Education, Inc.	135,990
10,200	Tech Data Corp. (a)	391,986
5,000	Temple-Inland, Inc.	77,250
2,300	Thor Industries, Inc.	60,306
3,000	Warnaco Group, Inc. (The) (a)	121,590
800	Whirlpool Corp.	57,272
3,000	Wyndham Worldwide Corp.	51,150

		5,984,368

Consumer Staples (5.8%)
2,600	BJ’s Wholesale Club, Inc. (a)	91,078
14,600	Cheesecake Factory, Inc. (The) (a)	265,428
1,200	Chipotle Mexican Grill, Inc., Class A (a)	97,788
10,700	Constellation Brands, Inc., Class A (a)	169,274
4,000	Hormel Foods Corp.	145,840
7,300	Lancaster Colony Corp.	354,634
1,400	Panera Bread Co., Class A (a)	83,972
2,100	PepsiAmericas, Inc.	61,404
1,500	Ralcorp Holdings, Inc. (a)	80,550
7,400	Smithfield Foods, Inc. (a)	98,716
6,200	Tupperware Brands Corp.	279,124

		1,727,808

Shares	Security Description	Value ($)
Common Stocks, continued
Energy (3.3%)
5,000	Atmos Energy Corp.	139,250
5,100	Cimarex Energy Co.	199,716
1,800	Comstock Resources, Inc. (a)	73,962
3,800	Mariner Energy, Inc. (a)	48,412
3,100	St. Mary Land & Exploration Co.	105,710
4,400	Tidewater, Inc.	183,348
6,000	Unit Corp. (a)	234,480

		984,878

Financials (11.2%)
2,700	Alliance Data Systems Corp. (a)	148,446
9,600	AmeriCredit Corp. (a)	169,440
8,500	Apollo Investment Corp.	76,500
2,000	Arch Capital Group Ltd. (a)	134,740
4,600	Aspen Insurance Holdings Ltd.	118,680
4,400	BancorpSouth, Inc.	99,352
2,100	BOK Financial Corp.	90,237
6,000	Broadridge Financial Solutions, Inc.	124,860
1,100	Capitol Federal Financial	33,363
2,700	Deluxe Corp.	38,421
3,300	Eaton Vance Corp.	93,687
2,800	Endurance Specialty Holdings Ltd.	100,772
7,900	First American Corp.	240,081
2,000	Global Payments, Inc.	98,460
7,400	International Bancshares Corp.	109,890
4,700	Jefferies Group, Inc. (a)	122,670
4,500	Platinum Underwriters Holdings Ltd.	160,965
6,300	Protective Life Corp.	121,275
5,300	Raymond James Financial, Inc.	125,133
3,200	Reinsurance Group of America, Inc.	147,520
8,200	SVB Financial Group (a)	338,250
11,800	Trustmark Corp.	223,610
17,900	Unitrin, Inc.	350,840
1,800	Waddell & Reed Financial, Inc., Class A	50,508

		3,317,700

Health Care (11.1%)
29,000	Affymetrix, Inc. (a)	151,670
1,500	Amerigroup Corp. (a)	33,075
3,900	Beckman Coulter, Inc.	250,887
600	Cerner Corp. (a)	45,624
6,800	Charles River Laboratories International, Inc. (a)	248,336
5,000	Coventry Health Care, Inc. (a)	99,150
3,200	Endo Pharmaceuticals Holdings, Inc. (a)	71,680
10,300	Health Management Associates, Inc., Class A (a)	62,830
19,200	Health Net, Inc. (a)	286,272
3,700	Henry Schein, Inc. (a)	195,471
10,200	Hill-Rom Holdings, Inc.	199,818
9,300	Kindred Healthcard, Inc. (a)	136,710
1,200	Kinetic Concepts, Inc. (a)	39,828
2,713	Life Technologies Corp. (a)	127,972
3,800	Magellan Health Services, Inc. (a)	122,094
1,400	Myriad Genetics, Inc. (a)	33,992
400	Myriad Pharmaceuticals, Inc. (a)	2,208
7,400	Owens & Minor, Inc.	302,586
5,300	PDL BioPharma, Inc.	44,573
2,200	ResMed, Inc. (a)	108,262
9,600	STERIS Corp.	280,896

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
900	Universal Health Services, Inc.	50,085
7,900	Valeant Pharmaceuticals International (a)	232,260
3,500	Watson Pharmaceuticals, Inc. (a)	120,470
1,700	WellCare Health Plans, Inc. (a)	44,421

		3,291,170

Industrials (11.3%)
1,500	Alliant Techsystems, Inc. (a)	116,670
3,300	Arrow Electronics, Inc. (a)	83,622
1,600	Avery Dennison Corp.	57,040
1,700	Bemis Co., Inc.	43,911
4,300	Brink’s Co. (The)	102,039
1,400	Bucyrus International, Inc.	62,188
6,300	Carlisle Cos., Inc.	195,552
11,000	Dycom Industries, Inc. (a)	108,680
2,800	Flowserve Corp.	274,988
4,200	Harsco Corp.	132,258
6,000	Joy Global, Inc.	302,460
5,300	KBR, Inc.	108,491
3,000	Lincoln Electric Holdings, Inc.	142,320
8,100	Masco Corp.	95,175
8,100	MPS Group, Inc. (a)	109,512
3,900	MSC Industrial Direct Co., Inc., Class A	167,895
5,400	Nordson Corp.	284,958
3,000	Oil States International, Inc. (a)	103,320
7,600	Oshkosh Corp.	237,576
2,800	Pentair, Inc.	81,480
3,100	Shaw Group, Inc. (The) (a)	79,546
1,200	Toro Co. (The)	44,424
1,800	URS Corp. (a)	69,948
3,900	Valspar Corp. (The)	98,943
1,500	Varian, Inc. (a)	76,800
16,800	Worthington Industries, Inc.	185,640

		3,365,436

Information Technology (11.9%)
39,300	3com Corp. (a)	202,002
13,200	Amkor Technology, Inc. (a)	72,732
6,100	Arris Group, Inc. (a)	62,586
2,400	Avnet, Inc. (a)	59,472
20,300	Cadence Design Systems, Inc. (a)	124,033
9,000	Convergys Corp. (a)	97,650
4,300	Cypress Semiconductor Corp. (a)	36,249
1,600	F5 Networks, Inc. (a)	71,824
700	FactSet Research Systems, Inc.	44,835
14,100	Fairchild Semiconductor International, Inc. (a)	105,468
3,800	Gartner, Inc. (a)	70,756
17,200	Ingram Micro, Inc. (a)	303,580
18,800	LSI Logic Corp. (a)	96,256
5,800	NCR Corp. (a)	58,870
9,100	NeuStar, Inc., Class A (a)	210,210
5,700	Novellus Systems, Inc. (a)	117,306
5,900	Plantronics, Inc.	142,249
13,300	Quest Software, Inc. (a)	223,041
2,300	Red Hat, Inc. (a)	59,363
31,000	RF Micro Devices, Inc. (a)	123,380
4,800	Rovi Corp. (a)	132,240
13,000	SAIC, Inc. (a)	230,230
2,100	SanDisk Corp. (a)	43,008

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
2,100	Silicon Laboratories, Inc. (a)	87,990
9,300	Sybase, Inc. (a)	367,908
2,000	Syntel, Inc.	71,660
7,400	TIBCO Software, Inc. (a)	64,750
8,100	Vishay Intertechnology, Inc. (a)	50,463
5,900	Western Digital Corp. (a)	198,712

		3,528,823

Materials (4.3%)
800	Alpha Natural Resources, Inc. (a)	27,176
1,300	Ashland, Inc.	44,902
8,000	Cabot Corp.	175,440
700	CF Industries Holdings, Inc.	58,275
2,500	Cliffs Natural Resources, Inc.	88,925
6,300	Commercial Metals Co.	93,492
1,200	Eastman Chemical Co.	63,012
17,400	Federal Signal Corp.	106,836
6,400	Louisiana-Pacific Corp. (a)	33,600
3,500	Lubrizol Corp. (The)	232,960
4,400	Terra Industries, Inc.	139,788
900	Walter Energy, Inc.	52,650
6,400	Westlake Chemical Corp.	155,456

		1,272,512

Oil & Gas (2.8%)
2,700	FMC Technologies, Inc. (a)	142,020
3,100	Helix Energy Solutions Group, Inc. (a)	42,563
5,800	Newfield Exploration Co. (a)	237,916
800	Oceaneering International, Inc. (a)	40,880
1,500	Pioneer Natural Resources Co.	61,665
2,800	Plains Exploration & Production Co. (a)	74,200
4,200	Whiting Petroleum Corp. (a)	236,880

		836,124

Real Estate Investment Trusts (8.1%)
10,600	Annaly Capital Management, Inc.	179,246
2,000	BRE Properties, Inc.	54,460
1,500	Digital Realty Trust, Inc.	67,695
2,600	Entertainment Properties Trust	88,452
8,300	Equity One, Inc.	123,836
1,300	Federal Realty Investment Trust	76,739
11,300	First Industrial Realty Trust, Inc.	49,155
14,200	Hospitality Properties Trust	274,202
33,800	HRPT Properties Trust	237,614
2,700	Liberty Property Trust	79,299
2,210	Macerich Co. (The)	65,858
3,000	Mack-Cali Realty Corp.	92,850
24,500	MFA Financial, Inc.	181,790
6,800	National Retail Properties, Inc.	131,784
5,000	Nationwide Health Properties, Inc.	161,250
3,000	Omega Healthcare Investors, Inc.	45,480
2,900	Potlatch Corp.	80,939
6,900	Rayonier, Inc.	266,202
3,100	Realty Income Corp.	71,858
1,800	SL Green Realty Corp.	69,768
1	Walter Investment Management Corp.	13

		2,398,490

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Services (0.8%)
11,300	ValueClick, Inc. (a)	111,192
1,300	Watson Wyatt Worldwide, Inc.	56,654
1,400	World Fuel Services Corp.	71,190

		239,036

Telecommunications (0.5%) (a)
1,800	NII Holdings, Inc.	48,474
18,400	Tellabs, Inc.	110,768

		159,242

Transportation (2.5%)
12,400	AirTran Holdings, Inc. (a)	52,452
3,900	Alaska Air Group, Inc. (a)	100,308
3,500	Con-Way, Inc.	115,465
2,800	Kirby Corp. (a)	94,640
2,100	Overseas Shipholding Group, Inc.	82,425
1,000	SEACOR Holdings, Inc. (a)	81,270
11,100	Werner Enterprises, Inc.	208,125

		734,685

Utilities (5.7%)
5,000	CMS Energy Corp.	66,500
15,900	Hawaiian Electric Industries, Inc.	283,815
3,400	IDACORP, Inc.	95,506
7,900	Mirant Corp. (a)	110,442
1,500	National Fuel Gas Co.	68,010
3,900	New Jersey Resources Corp.	137,280
4,200	NSTAR	129,990
1,800	OGE Energy Corp.	59,796
1,800	Pinnacle West Capital Corp.	56,376
26,000	PNM Resources, Inc.	278,720
17,700	UGI Corp.	422,676

		1,709,111

Total Common Stocks (Cost $27,530,956)		29,549,383

Investment Companies (0.7%)
200,649	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	200,649

Total Investment Companies (Cost $200,649)		200,649

Total Investments (Cost $27,731,605) — 100.1%		29,750,032
Liabilities in excess of other assets — (0.1)%		(42,226)

Net Assets — 100.0%		$29,707,806

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.9%)
Consumer Discretionary (14.6%)
9,500	Apollo Group, Inc., Class A (a)	542,450
15,500	AutoNation, Inc. (a)	267,220
2,310	AutoZone, Inc. (a)	312,566
10,500	Avon Products, Inc.	336,525
11,200	Bed Bath & Beyond, Inc. (a)	394,352
3,900	Big Lots, Inc. (a)	97,695
7,000	Brown-Forman Corp.	341,670
2,000	Bunge Ltd.	114,120
20,140	Colgate-Palmolive Co.	1,583,608
21,700	Comcast Corp., Class A	314,650
9,000	CVS Corp.	317,700
5,900	DISH Network Corp., Class A (a)	102,660
6,200	Ecolab, Inc.	272,552
14,100	Family Dollar Stores, Inc.	399,030
12,700	Kimberly-Clark Corp.	776,732
13,490	McDonald’s Corp.	790,649
4,700	McGraw-Hill Cos., Inc. (The)	135,266
1,570	NIKE, Inc., Class B	97,623
2,500	Polo Ralph Lauren Corp.	186,050
3,300	Sherwin-Williams Co. (The)	188,232
29,900	Starbucks Corp. (a)	567,502
18,110	TJX Cos., Inc. (The)	676,408
4,100	Viacom, Inc., Class B (a)	113,119
22,300	Wal-Mart Stores, Inc.	1,107,864
6,500	Wyndham Worldwide Corp.	110,825

		10,147,068

Consumer Staples (5.3%)
5,000	Archer-Daniels-Midland Co.	150,600
7,800	Campbell Soup Co.	247,650
37,300	Coca-Cola Enterprises, Inc.	711,311
26,300	Constellation Brands, Inc., Class A (a)	416,066
4,200	Dr Pepper Snapple Group, Inc. (a)	114,492
1,800	Hershey Co. (The)	68,022
9,270	Kroger Co. (The)	214,415
6,600	Molson Coors Brewing Co., Class B	323,202
13,104	PepsiCo, Inc.	793,447
23,800	Sysco Corp.	629,510

		3,668,715

Energy (15.8%)
12,800	Chesapeake Energy Corp.	313,600
41,160	Chevron Corp.	3,150,386
5,390	Devon Energy Corp.	348,787
20,500	ENSCO International, Inc.	938,695
74,040	Exxon Mobil Corp.	5,306,447
15,000	Murphy Oil Corp.	917,100

		10,975,015

Financials (5.2%)
8,500	Aflac, Inc.	352,665
800	BlackRock, Inc.	173,192
410	CME Group, Inc.	124,070
4,600	Franklin Resources, Inc.	481,298
7,045	Goldman Sachs Group, Inc. (The)	1,198,848
19,800	Invesco Ltd.	418,770
3,300	Loews Corp.	109,230
1,925	MasterCard, Inc., Class A	421,613
4,500	NYSE Euronext, Inc.	116,325
2,000	State Street Corp.	83,960
7,800	Western Union Co.	141,726

		3,621,697

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care (13.2%)
9,900	Abbott Laboratories	500,643
12,740	AmerisourceBergen Corp.	282,191
30,540	Amgen, Inc. (a)	1,640,914
3,400	Biogen Idec, Inc. (a)	143,242
9,100	C. R. Bard, Inc.	683,137
5,800	Coventry Health Care, Inc. (a)	115,014
4,100	Covidien PLC	172,692
9,500	Forest Laboratories, Inc. (a)	262,865
3,300	Gilead Sciences, Inc. (a)	140,415
17,700	Humana, Inc. (a)	665,166
53,160	Johnson & Johnson	3,139,098
16,800	Medco Health Solutions, Inc. (a)	942,816
5,910	Pfizer, Inc.	100,648
5,600	UnitedHealth Group, Inc.	145,320
9,300	UnumProvident Corp.	185,535

		9,119,696

Industrials (6.3%)
14,800	3M Co.	1,088,836
12,600	Cooper Industries PLC, Class A	487,494
6,200	Fluor Corp.	275,404
16,800	General Dynamics Corp.	1,053,360
5,650	Lockheed Martin Corp.	388,664
9,600	PACCAR, Inc.	359,136
7,600	Raytheon Co.	344,128
3,700	W.W. Grainger, Inc.	346,801

		4,343,823

Information Technology (28.2%)
4,070	Accenture PLC, Class A	150,916
10,300	Adobe Systems, Inc. (a)	339,282
17,100	Amazon.com, Inc. (a)	2,031,651
12,545	Apple Computer, Inc. (a)	2,364,732
4,900	Automatic Data Processing, Inc.	195,020
7,200	Avnet, Inc. (a)	178,416
27,200	BMC Software, Inc. (a)	1,010,752
8,900	Broadcom Corp., Class A (a)	236,829
22,200	CA, Inc.	464,424
111,190	Cisco Systems, Inc. (a)	2,540,691
11,500	Computer Sciences Corp. (a)	583,165
41,800	Dell, Inc. (a)	605,682
1,975	Google, Inc., Class A (a)	1,058,837
15,980	International Business Machines Corp.	1,927,348
19,400	Marvell Technology Group Ltd. (a)	266,168
12,100	McAfee, Inc. (a)	506,748
65,330	Microsoft Corp.	1,811,601
63,700	Novell, Inc. (a)	260,533
13,100	Novellus Systems, Inc. (a)	269,598
20,200	Oracle Corp.	426,220
5,800	QUALCOMM, Inc.	240,178
31,000	SanDisk Corp. (a)	634,880
8,100	Seagate Technology	112,995
36,700	Texas Instruments, Inc.	860,615
15,300	Western Digital Corp. (a)	515,304

		19,592,585

Materials (2.8%)
5,200	CF Industries Holdings, Inc.	432,900

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials, continued
6,800	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	498,848
6,400	Lubrizol Corp. (The)	425,984
2,300	Sigma-Aldrich Corp.	119,439
32,100	Titanium Metals Corp.	276,060
3,400	Waters Corp. (a)	195,262

		1,948,493

Oil & Gas (4.2%)
11,700	Apache Corp.	1,101,204
29,200	Cameron International Corp. (a)	1,079,524
4,700	Noble Corp.	191,478
10,200	Pioneer Natural Resources Co.	419,322
6,200	Rowan Cos., Inc.	144,150

		2,935,678

Real Estate Investment Trusts (0.5%)
19,800	Annaly Capital Management, Inc.	334,818

Telecommunications (1.0%)
7,000	DIRECTV Group, Inc. (The) (a)	184,100
84,700	Tellabs, Inc. (a)	509,894

		693,994

Transportation (1.5%)
11,500	C.H. Robinson Worldwide, Inc.	633,765
12,000	Expeditors International of Washington, Inc.	386,640

		1,020,405

Utilities (0.3%)
17,500	CMS Energy Corp.	232,750

Total Common Stocks (Cost $65,625,220)		68,634,737

Investment Companies (1.3%)
885,182	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	885,182

Total Investment Companies (Cost $885,182)		885,182

Total Investments (Cost $66,510,402) — 100.2%		69,519,919
Liabilities in excess of other assets — (0.2)%		(120,294)

Net Assets — 100.0%		$69,399,625

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.6%)
Consumer Discretionary (15.2%)
5,400	Apollo Group, Inc., Class A (a)	308,340
11,100	AutoNation, Inc. (a)	191,364
8,800	Bunge Ltd.	502,128
18,760	Colgate-Palmolive Co.	1,475,099
43,700	Comcast Corp., Class A	633,650
9,900	Family Dollar Stores, Inc.	280,170
20,400	Leggett & Platt, Inc.	394,332
55,400	Macy’s, Inc.	973,378
5,985	McDonald’s Corp.	350,781
15,300	MeadWestvaco Corp.	349,299
33,800	Newell Rubbermaid, Inc.	490,438
10,020	Philip Morris International, Inc.	474,547
25,500	Starbucks Corp. (a)	483,990
31,200	Time Warner, Inc.	939,744
22,700	Wal-Mart Stores, Inc.	1,127,736
18,300	Wyndham Worldwide Corp.	312,015

		9,287,011

Consumer Staples (5.4%)
10,600	Archer-Daniels-Midland Co.	319,272
33,500	Coca-Cola Enterprises, Inc.	638,845
16,000	ConAgra Foods, Inc.	336,000
26,850	Kroger Co. (The)	621,040
7,200	Lorillard, Inc.	559,584
13,895	PepsiCo, Inc.	841,342

		3,316,083

Energy (9.8%)
31,720	ConocoPhillips	1,591,710
11,630	Devon Energy Corp.	752,577
15,180	ENSCO International, Inc.	695,092
41,540	Exxon Mobil Corp.	2,977,172

		6,016,551

Financials (13.1%)
45,800	Bank of America Corp.	667,764
2,945	BlackRock, Inc.	637,563
13,200	Chubb Corp. (The)	640,464
8,830	Goldman Sachs Group, Inc. (The)	1,502,601
43,675	JPMorgan Chase & Co.	1,824,305
14,760	Travelers Cos., Inc. (The)	734,900
24,600	U.S. Bancorp	571,212
52,200	Wells Fargo & Co.	1,436,544

		8,015,353

Health Care (12.7%)
27,800	AmerisourceBergen Corp.	615,770
11,000	Amgen, Inc. (a)	591,030
9,010	Baxter International, Inc.	487,081
4,600	C. R. Bard, Inc.	345,322
36,900	Coventry Health Care, Inc. (a)	731,727
21,800	Eli Lilly & Co.	741,418
9,400	Gilead Sciences, Inc. (a)	399,970
34,226	Johnson & Johnson	2,021,045
10,000	McKesson Corp.	587,300
4,500	Medco Health Solutions, Inc. (a)	252,540
43,901	Pfizer, Inc.	747,634
9,800	Schering-Plough Corp.	276,360

		7,797,197

Industrials (8.2%)
5,900	3M Co.	434,063
11,300	Dover Corp.	425,784

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
8,200	Fluor Corp.	364,244
100,500	General Electric Co.	1,433,130
15,800	Johnson Controls, Inc.	377,936
9,300	Joy Global, Inc.	468,813
9,660	Lockheed Martin Corp.	664,511
10,960	Northrop Grumman Corp.	549,425
3,490	W.W. Grainger, Inc.	327,118

		5,045,024

Information Technology (18.5%)
21,600	Accenture PLC, Class A	800,928
6,700	Amazon.com, Inc. (a)	796,027
15,400	Analog Devices, Inc.	394,702
6,360	Apple Computer, Inc. (a)	1,198,860
8,200	Automatic Data Processing, Inc.	326,360
11,850	Avnet, Inc. (a)	293,643
12,100	BMC Software, Inc. (a)	449,636
38,800	Cisco Systems, Inc. (a)	886,580
16,420	Hewlett-Packard Co.	779,293
22,300	Intel Corp.	426,153
9,700	International Business Machines Corp.	1,169,917
54,800	Marvell Technology Group Ltd. (a)	751,856
17,500	McAfee, Inc. (a)	732,900
39,290	Microsoft Corp.	1,089,512
20,000	Novellus Systems, Inc. (a)	411,600
5,900	QUALCOMM, Inc.	244,319
29,600	SanDisk Corp. (a)	606,208

		11,358,494

Materials (3.5%)
13,200	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	968,352
15,300	Lubrizol Corp. (The)	1,018,368
3,500	Newmont Mining Corp.	152,110

		2,138,830

Oil & Gas (2.1%)
6,100	Apache Corp.	574,132
17,100	Noble Corp.	696,654

		1,270,786

Real Estate Investment Trusts (1.2%)
18,400	Annaly Capital Management, Inc.	311,144
14,000	HCP, Inc.	414,260

		725,404

Telecommunications (3.4%)
55,946	AT&T, Inc.	1,436,134
70,100	Qwest Communications International, Inc.	251,659
61,400	Tellabs, Inc. (a)	369,628

		2,057,421

Transportation (2.0%)
7,400	C.H. Robinson Worldwide, Inc.	407,814
10,900	Expeditors International of Washington, Inc.	351,198
9,900	Norfolk Southern Corp.	461,538

		1,220,550

Utilities (3.5%)
25,500	Dominion Resources, Inc.	869,295

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
27,200	Edison International	865,504
11,700	Nicor, Inc.	433,836

		2,168,635

Total Common Stocks (Cost $60,609,820)		60,417,339

Investment Companies (1.5%) (b)
912,328	Victory Federal Money Market Fund, Investor Shares, 0.01%	912,328
3,820	Victory Institutional Money Market Fund, Investor Shares, 0.30%	3,820

Total Investment Companies (Cost $916,148)		916,148

Total Investments (Cost $61,525,969) — 100.1%		61,333,487
Liabilities in excess of other assets — (0.1)%		(63,500)

Net Assets — 100.0%		$61,269,987

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.9%)
Consumer Discretionary (11.7%)
9,900	AutoNation, Inc. (a)	170,676
405	AutoZone, Inc. (a)	54,800
10,600	Avon Products, Inc.	339,730
4,200	Brinker International, Inc.	53,088
4,800	Bunge Ltd.	273,888
37,300	Comcast Corp., Class A	540,850
17,600	DISH Network Corp., Class A (a)	306,240
3,200	Ecolab, Inc.	140,672
3,400	Family Dollar Stores, Inc.	96,220
38,900	Ford Motor Co. (a)	272,300
33,000	Hertz Global Holdings, Inc. (a)	307,230
19,200	Home Depot, Inc. (The)	481,728
2,300	Kimberly-Clark Corp.	140,668
12,500	Leggett & Platt, Inc.	241,625
18,500	Macy’s, Inc.	325,045
10,300	MeadWestvaco Corp.	235,149
24,400	News Corp., Class A	281,088
140	NVR, Inc. (a)	92,718
5,700	Starbucks Corp. (a)	108,186
10,800	Temple-Inland, Inc.	166,860
2,991	Time Warner Cable, Inc.	117,965
40,000	Time Warner, Inc.	1,204,800
10,840	Walt Disney Co. (The)	296,691
1,500	Whirlpool Corp.	107,385
10,000	Wyndham Worldwide Corp.	170,500

		6,526,102

Consumer Staples (4.2%)
15,800	Archer-Daniels-Midland Co.	475,896
29,400	Coca-Cola Enterprises, Inc.	560,658
18,500	ConAgra Foods, Inc.	388,500
5,600	Constellation Brands, Inc., Class A (a)	88,592
13,370	Kroger Co. (The)	309,248
4,300	Reynolds American, Inc.	208,464
11,600	Sysco Corp.	306,820

		2,338,178

Energy (15.1%)
4,290	Atmos Energy Corp.	119,477
8,800	Chesapeake Energy Corp.	215,600
31,390	Chevron Corp.	2,402,591
28,600	ConocoPhillips	1,435,148
5,200	Devon Energy Corp.	336,492
30,050	Duke Energy Corp.	475,391
27,208	Exxon Mobil Corp.	1,949,997
7,200	Hess Corp.	394,128
6,800	Murphy Oil Corp.	415,752
8,300	St. Mary Land & Exploration Co.	283,030
3,600	Tidewater, Inc.	150,012
15,300	Williams Cos., Inc. (The)	288,405

		8,466,023

Financials (21.6%)
2,100	Aflac, Inc.	87,129
78,047	Bank of America Corp.	1,137,925
5,500	Bank of New York Mellon Corp.	146,630
11,900	BB&T Corp.	284,529
4,140	BlackRock, Inc.	896,269
2,600	Capital One Financial Corp.	95,160
5,970	Chubb Corp. (The)	289,664
12,400	CIGNA Corp.	345,216

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
22,860	Citigroup, Inc.	93,497
4,800	First American Corp.	145,872
2,300	Franklin Resources, Inc.	240,649
5,450	Goldman Sachs Group, Inc. (The)	927,427
6,100	Invesco Ltd.	129,015
6,500	Jefferies Group, Inc. (a)	169,650
59,599	JPMorgan Chase & Co.	2,489,450
2,000	PartnerRe Ltd.	152,960
1,500	PNC Financial Services Group, Inc.	73,410
11,100	Prudential Financial, Inc.	502,053
10,000	Raymond James Financial, Inc.	236,100
3,400	Reinsurance Group of America, Inc.	156,740
300	RenaissanceRe Holdings Ltd.	15,750
5,200	State Street Corp.	218,296
15,200	Travelers Cos., Inc. (The)	756,808
19,800	U.S. Bancorp	459,756
19,600	Unitrin, Inc.	384,160
60,700	Wells Fargo & Co.	1,670,464

		12,104,579

Health Care (8.6%)
28,060	AmerisourceBergen Corp.	621,529
3,300	Amgen, Inc. (a)	177,309
8,600	Covidien PLC	362,232
4,700	Eli Lilly & Co.	159,847
10,300	Health Net, Inc. (a)	153,573
3,600	Herbalife Ltd.	121,140
6,100	Hill-Rom Holdings, Inc.	119,499
2,300	Humana, Inc. (a)	86,434
6,000	Johnson & Johnson	354,300
5,000	McKesson Corp.	293,650
112,726	Pfizer, Inc.	1,919,724
5,700	UnitedHealth Group, Inc.	147,915
6,700	UnumProvident Corp.	133,665
2,900	WellPoint, Inc. (a)	135,604

		4,786,421

Industrials (9.3%)
8,500	Carlisle Cos., Inc.	263,840
8,700	Cooper Industries PLC, Class A	336,603
2,400	FedEx Corp.	174,456
5,920	Fluor Corp.	262,966
4,300	General Dynamics Corp.	269,610
112,460	General Electric Co.	1,603,680
33,200	Global Industries Ltd. (a)	242,028
12,800	Illinois Tool Works, Inc.	587,776
7,300	Johnson Controls, Inc.	174,616
2,000	Joy Global, Inc.	100,820
5,300	Oil States International, Inc. (a)	182,532
16,600	Raytheon Co.	751,648
2,900	Thermo Electron Corp. (a)	130,500
1,500	W.W. Grainger, Inc.	140,595

		5,221,670

Information Technology (6.1%)
8,600	Computer Sciences Corp. (a)	436,106
11,600	Cypress Semiconductor Corp. (a)	97,788
31,500	EMC Corp. (a)	518,805
23,200	Ingram Micro, Inc. (a)	409,480
600	International Business Machines Corp.	72,366
16,000	Marvell Technology Group Ltd. (a)	219,520

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
19,900	NCR Corp. (a)	201,985
27,400	NeuStar, Inc., Class A (a)	632,940
4,600	Novellus Systems, Inc. (a)	94,668
12,100	SAIC, Inc. (a)	214,291
9,500	SanDisk Corp. (a)	194,560
6,800	Seagate Technology	94,860
10,800	Texas Instruments, Inc.	253,260

		3,440,629

Materials (3.2%)
3,800	AK Steel Holding Corp.	60,306
5,153	Alpha Natural Resources, Inc. (a)	175,047
4,700	Ashland, Inc.	162,338
10,100	Cabot Corp.	221,493
4,600	Dow Chemical Co. (The)	108,008
3,500	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	256,760
6,100	Lubrizol Corp. (The)	406,016
9,500	Nucor Corp.	378,575

		1,768,543

Oil & Gas (4.0%)
12,700	Apache Corp.	1,195,324
4,900	Cameron International Corp. (a)	181,153
2,000	Newfield Exploration Co. (a)	82,040
8,900	Plains Exploration & Production Co. (a)	235,850
24,000	Rowan Cos., Inc.	558,000

		2,252,367

Real Estate Investment Trusts (3.7%)
24,400	Annaly Capital Management, Inc.	412,604
26,000	Brandywine Realty Trust	248,560
6,650	Hospitality Properties Trust	128,412
69,340	HRPT Properties Trust	487,460
14,300	SL Green Realty Corp.	554,268
6,600	Ventas, Inc.	264,858

		2,096,162

Telecommunications (4.4%)
17,700	ADC Telecommunications, Inc. (a)	114,873
64,111	AT&T, Inc.	1,645,729
64,200	Qwest Communications International, Inc.	230,478
12,800	Tellabs, Inc. (a)	77,056
8,120	Verizon Communications, Inc.	240,271
13,300	Windstream Corp.	128,212

		2,436,619

Transportation (1.2%)
13,600	CSX Corp.	573,648
2,400	Overseas Shipholding Group, Inc.	94,200

		667,848

Utilities (5.8%)
4,600	American Water Works Co., Inc.	87,262
18,900	CMS Energy Corp.	251,370
3,100	Consolidated Edison, Inc.	126,108
7,200	Dominion Resources, Inc.	245,448
17,990	Edison International	572,442
2,700	FirstEnergy Corp.	116,856
2,100	FPL Group, Inc.	103,110
6,700	Hawaiian Electric Industries, Inc.	119,595

Shares	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
11,000	Mirant Corp. (a)	153,780
9,700	NRG Energy, Inc. (a)	223,003
13,400	NSTAR	414,730
4,200	PG&E Corp.	171,738
3,400	Pinnacle West Capital Corp.	106,488
22,900	UGI Corp.	546,852

		3,238,782

Total Common Stocks (Cost $55,683,966)		55,343,923

Investment Companies (1.2%)
654,831	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	654,831

Total Investment Companies (Cost $654,831)		654,831

Total Investments (Cost $56,338,797) — 100.1%		55,998,754
Liabilities in excess of other assets — (0.1)%		(50,884)

Net Assets — 100.0%		$55,947,870

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (34.1%)
Consumer Discretionary (2.6%)
2,990,000	Comcast Corp., 5.85%, 11/15/15	3,256,358
1,802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	1,921,822

		5,178,180

Energy (4.4%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,334,722
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,492,693
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,910,034
2,000,000	Smith International, Inc., 6.00%, 6/15/16	2,012,278

		8,749,727

Financials (13.1%)
Banking (3.0%)
900,000	International Bank for Reconstruction & Development, 2.10%, 6/15/12, Callable 6/15/10 @ 100	903,874
1,175,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	1,253,505
675,000	Regions Bank, 3.25%, 12/9/11 (a)	704,174
1,395,000	US Bank NA, 6.30%, 2/4/14	1,567,041
1,480,000	Wells Fargo & Co., 5.63%, 12/11/17	1,541,852

		5,970,446

Financial Services (10.1%)
125,000	BP Capital Markets PLC, 5.25%, 11/7/13	138,082
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,367,431
1,100,000	Citigroup Funding, Inc., 2.25%, 12/10/12 (a)	1,117,853
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/10 @ 100, MTN	1,058,894
1,075,000	General Electric Capital Corp., Series G, 3.00%, 12/9/11 (a)	1,116,137
650,000	HSBC Finance Corp., 6.75%, 5/15/11	691,552
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	1,070,826
1,000,000	International Lease Finance Corp., Series P, 0.68%, 1/15/10, MTN (b)	982,596
3,450,000	International Lease Finance Corp., 0.63%, 7/13/12 (b)	2,749,622
3,700,000	Merrill Lynch & Co., Series C, 0.54%, 6/5/12, MTN (b)	3,546,953
1,250,000	Morgan Stanley, 7.30%, 5/13/19	1,402,944
1,400,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	1,865,231
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	3,249,065

		20,357,186

		26,327,632

Industrials (2.7%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	3,066,082

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Industrials, continued
2,300,000	General Electric Co., 5.00%, 2/1/13	2,451,025

		5,517,107

Information Technology (0.4%)
800,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	812,654

Supranational Agency (0.5%)
1,000,000	European Investment Bank, 2.38%, 3/14/14	997,148

Technology (1.3%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	1,174,552
1,485,000	Science Applications International Corp., 5.50%, 7/1/33	1,346,793

		2,521,345

Telecommunications (4.3%)
2,105,000	AT&T, Inc., 6.70%, 11/15/13	2,393,103
2,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	2,411,264
1,550,000	Harris Corp., 5.00%, 10/1/15	1,626,073
2,000,000	Harris Corp., 5.95%, 12/1/17	2,150,304

		8,580,744

Transportation (2.9%)
736,334	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	782,407
3,881,374	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	3,920,187
1,000,000	GATX Corp., 8.75%, 5/15/14	1,136,304

		5,838,898

Utilities (1.9%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,250,763
1,300,000	Georgia Power Co., Series Q, 4.90%, 9/15/13	1,381,427
1,007,000	PacifiCorp, 5.45%, 9/15/13	1,091,973

		3,724,163

Total Corporate Bonds (Cost $66,082,389)		68,247,598

Municipal Bonds (0.7%)
Hawaii (0.7%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,427,442

Total Municipal Bonds (Cost $1,410,000)		1,427,442

U.S. Government Agency Mortgage-Backed Obligations (35.6%)
Federal Home Loan Mortgage Corp. (12.3%)
1,712,232	5.50%, 4/1/21	1,829,126
1,792,725	4.50%, 8/1/33	1,827,208
2,090,562	5.00%, 5/1/34	2,173,813
3,516,923	5.50%, 3/1/35	3,715,356
1,244,769	6.00%, 4/1/36	1,326,718
4,194,600	5.86% (b), 12/1/36	4,455,151
3,949,082	6.00%, 12/1/36	4,209,070

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal Home Loan Mortgage Corp., continued
2,674,926	5.50%, 1/1/37	2,809,969
2,110,177	6.50%, 5/1/37	2,266,047

		24,612,458

Federal National Mortgage Assoc. (22.4%)
1,147,135	4.50%, 6/1/14	1,188,584
2,180,292	4.50%, 3/1/19	2,303,968
3,303,089	5.00%, 9/1/33	3,438,238
656,145	4.50%, 10/1/33	669,791
2,147,236	5.00%, 1/1/34	2,235,092
585,126	5.00%, 3/1/34	609,067
2,315,219	5.08% (b), 9/1/34	2,438,564
2,051,573	5.14% (b), 10/1/34	2,151,058
1,797,228	6.00%, 4/1/35	1,923,412
8,188,000	5.50%, 7/25/35	8,720,836
1,065,644	5.00%, 8/1/35	1,107,248
3,073,505	5.50%, 10/1/35	3,246,920
1,892,899	6.00%, 12/1/35	2,019,884
1,295,168	6.00%, 10/1/36	1,380,031
2,342,948	5.50%, 12/1/36	2,461,232
5,107,542	5.57% (b), 1/1/37	5,388,842
3,409,305	6.50%, 4/1/38	3,665,399

		44,948,166

Government National Mortgage Assoc. (0.9%)
1,679,284	5.50%, 11/15/35	1,780,538

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $66,482,432)		71,341,162

U.S. Government Agencies (8.1%)
Federal Home Loan Mortgage Corp. (4.3%)
2,975,000	2.45%, 6/29/12, Callable 6/29/12 @ 100	3,008,668
4,000,000	2.13%, 9/21/12	4,069,216
1,200,000	2.50%, 4/8/13, Callable 4/8/11 @ 100	1,213,909
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	381,190

		8,672,983

Federal National Mortgage Assoc. (2.8%)
500,000	1.38%, 10/7/11, Callable 4/7/10 @ 100	501,797
1,000,000	2.50%, 2/17/12, Callable 2/17/10 @ 100	1,005,215
900,000	2.88%, 12/11/13	921,540
2,000,000	4.00%, 4/22/19, Callable 4/22/10 @ 100	2,002,904
925,000	5.50%, 6/25/24, Callable 11/19/09 @ 100	921,515
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	187,232

		5,540,203

Small Business Administration Corp. (0.1%)
258,172	6.34%, 8/1/11	270,990
Tennessee Valley Authority (0.5%)
880,000	5.50%, 7/18/17	982,056

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
U.S. Department of Housing & Urban Development (0.4%)
770,000	3.44%, 8/1/11	805,043

Total U.S. Government Agencies (Cost $16,062,660)		16,271,275

U.S. Treasury Obligations (19.6%)
U.S. Treasury Bonds (6.8%)
2,850,000	7.88%, 2/15/21	3,954,822
1,090,000	5.25%, 11/15/28	1,240,386
8,125,000	4.50%, 2/15/36	8,485,555

		13,680,763

U.S. Treasury Notes (12.8%)
4,200,000	4.75%, 3/31/11	4,449,707
4,162,000	1.13%, 6/30/11	4,193,706
1,000,000	1.50%, 7/15/12	1,006,719
2,516,000	4.63%, 7/31/12	2,744,996
7,675,000	4.25%, 8/15/15	8,364,553
3,000,000	4.63%, 11/15/16	3,318,753
1,500,000	3.13%, 5/15/19	1,468,361

		25,546,795

Total U.S. Treasury Obligations (Cost $39,938,024)		39,227,558

Investment Companies (0.9%)
1,714,019	Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	1,714,019

Total Investment Companies (Cost $1,714,019)		1,714,019

Total Investments (Cost $191,689,524) — 99.0%		198,229,054
Other assets in excess of liabilities — 1.0%		2,013,427

Net Assets — 100.0%		$200,242,481

(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(b)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2009.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (96.4%)
Arizona (3.2%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	6,120,100
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,716,612

		7,836,712

California (0.7%)
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21% (b), 8/1/27, FSA-CR	1,715,900

Florida (2.6%)
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,092,820
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,401,870

		6,494,690

Georgia (3.9%)
1,865,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	1,957,056
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	495,448
6,385,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,275,197

		9,727,701

Hawaii (60.6%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,059,880
9,735,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	10,219,316
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	679,845
1,655,000	Hawaii County GO, Series A, 5.25%, 7/15/17	1,844,133
1,655,000	Hawaii County GO, Series A, 6.00%, 7/15/26, Callable 7/15/18 @100	1,935,771
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,027,570
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,107,970

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,024,940
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,234,060
2,500,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Series B, 0.20% (c), 7/1/29, Bank of America N.A.	2,500,000
510,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.00%, 4/1/10	514,534
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 4/1/13	522,795
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/16	520,825
775,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/18	794,755
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,267,400
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,450,413
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,494,786
5,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	5,951,800
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	584,435
2,000,000	Hawaii State GO, Series DB, 5.00%, 9/1/12, NATL-RE	2,210,440
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,086,520
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	3,036,065
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,679,995
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,556,200
3,000,000	Hawaii State GO, Series DQ, 5.00%, 6/1/23, Callable 6/1/19 @ 100	3,319,620
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,169,742
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,559,970
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,614,375

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,730,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 101.50, FNMA	1,733,477
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,115,144
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	2,357,179
1,300,000	Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 7/1/17, Callable 7/1/16 @ 100, NATL-RE	1,393,314
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,570,305
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,255,964
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	927,343
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,164,003
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,065,357
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	973,242
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,800,054
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,792,810
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,804,125
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	711,910
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,411,100
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/21, Callable 7/1/19 @ 100	1,108,150
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/24, Callable 7/1/19 @ 100	1,089,450
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/18	5,627,350
6,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, FSA	7,342,990
2,245,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, FSA	2,427,743
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	5,289,600

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, MBIA	3,320,982
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,455,312
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, FGIC	4,420,415
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,116,600
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,345,503
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,116,600
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	829,995

		149,534,172

Illinois (4.1%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,210,040
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, FGIC	4,991,970
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (b), 2/1/23, FGIC	2,952,772

		10,154,782

Indiana (0.5%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,125,790

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,339,513

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,046,390

Michigan (2.3%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,169,320

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Michigan, continued
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,395,842

		5,565,162

Missouri (0.9%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,108,240

North Carolina (0.4%)
750,000	Mecklenburg County North Carolina GO, Series A, 5.00%, 8/1/19	874,485

Ohio (1.7%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	835,696
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	210,080
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,068,890
1,900,000	Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 9/1/20, Callable 3/1/15 @ 100	2,054,546

		4,169,212

Pennsylvania (3.0%)
6,000,000	East Stroudsburg Area School District GO, Series A, 7.75%, 9/1/27, Callable 9/1/17 @ 100, FGIC	7,385,040

South Carolina (0.4%)
1,000,000	Richland County South Carolina School Distict No.2 GO, Series B, 5.00%, 2/1/18, Callable 2/1/12 @ 100, NATL-RE, FGIC, SCSDE	1,058,850

Texas (5.4%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,548,879
1,000,000	Bexar County Texas GO, Series A, 5.00%, 6/15/23, Callable 6/15/19 @ 100	1,099,230
2,630,000	Galveston County GO, CAB, Series RD, 5.96% (b), 2/1/24, FGIC	1,368,494
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,468,042
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,128,500
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,493,269

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Texas, continued
2,000,000	San Antonio Texas Electric & Gas Revenue, Series A, 5.00%, 2/1/18	2,260,440

		13,366,854

Washington (5.8%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,711,473
3,000,000	King County Washington School District No. 403 Renton GO, 5.00%, 12/1/24, Callable 12/1/16 @ 100, FGIC, School Board Guarantee	3,256,290
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,103,740
325,000	Snohomish County Washington GO, 5.25%, 12/1/12, Prerefunded 12/1/11 @ 100, NATL- RE	355,053
2,555,000	Snohomish County Washington GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, NATL- RE	2,764,229
2,000,000	Washington State GO, Series RA, 5.00%, 1/1/17, Callable 1/1/15 @ 100, AMBAC	2,212,940

		14,403,725

Total Municipal Bonds (Cost $226,836,561)		237,907,218

Investment Companies (2.3%)
5,827,333	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.10% (c)	5,827,333

Total Investment Companies (Cost $5,827,334)		5,827,333

Total Investments (Cost $232,663,895) — 98.7%		243,734,551
Other assets in excess of liabilities — 1.3%		3,136,744

Net Assets — 100.0%		$246,871,295

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2009.
(b)	Rate disclosed represents the effective yield at purchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
FSA-CR	Insured by Federal Security Assurance Custodial Receipts
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
NATL-RE	Insured by National Reinsurance Corp.
PSF-GTD	Insured by Public School Funding Guarantee
SCSDE	Insured by South Carolina School Discount Enhancement
XLCA	Insured by XL Capital Assurance

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (21.1%)
Consumer Discretionary (3.6%)
125,000	Avon Products, Inc., 5.63%, 3/1/14	137,226
250,000	Comcast Corp., 5.45%, 11/15/10	260,912
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	1,043,442
71,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	71,710
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	160,111
300,000	Walgreen Co., 4.88%, 8/1/13	324,620

		1,998,021

Consumer Staples (2.6%)
100,000	Coca-Cola Co. (The), 3.63%, 3/15/14	104,347
100,000	Coca-Cola Enterprises, Inc., 3.75%, 3/1/12	104,630
45,000	Diageo Capital PLC, 5.20%, 1/30/13	48,289
150,000	General Mills, Inc., 5.25%, 8/15/13	162,910
175,000	Kellogg Co., 4.25%, 3/6/13	184,982
225,000	Kroger Co., 5.50%, 2/1/13	241,133
165,000	Kroger Co., 5.00%, 4/15/13	174,375
250,000	PepsiCo, Inc., 5.15%, 5/15/12	270,831
160,000	Sysco Corp., 4.20%, 2/12/13	168,452

		1,459,949

Energy (0.5%)
150,000	Chevron Corp., 3.95%, 3/3/14	158,145
100,000	ConocoPhillips, 4.75%, 2/1/14	107,474

		265,619

Financials (7.7%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	274,202
100,000	Bank of America Corp., Series L, 7.38%, 5/15/14	112,075
50,000	Bank of New York Mellon, 4.30%, 5/15/14	52,750
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	103,689
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	313,050
500,000	Citigroup, Inc., 5.50%, 4/11/13	521,478
300,000	Citigroup, Inc., 6.50%, 8/19/13	321,855
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	1,012,398
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/10 @ 100, MTN	529,447
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	96,794
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	48,454
50,000	John Deere Capital Corp., 5.25%, 10/1/12, MTN	54,374
100,000	JPMorgan Chase & Co., 4.65%, 6/1/14	105,596
500,000	Morgan Stanley, 5.63%, 1/9/12	532,681
100,000	Morgan Stanley, 6.00%, 5/13/14	107,453

Shares or Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financials, continued
100,000	U.S. Bancorp, 4.20%, 5/15/14	104,560

		4,290,856

Health Care (0.4%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	219,552

Industrials (1.4%)
75,000	Boeing Co. (The), 5.00%, 3/15/14	81,651
180,000	Boeing Co. (The), 3.50%, 2/15/15	184,195
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	165,403
100,000	Honeywell International, Inc., 3.88%, 2/15/14	104,449
95,000	Paccar, Inc., 6.38%, 2/15/12	103,050
100,000	Snap-on, Inc., 5.85%, 3/1/14	108,244

		746,992

Information Technology (0.9%)
55,000	Dell, Inc., 5.63%, 4/15/14	60,811
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	348,159
100,000	Oracle Corp., 3.75%, 7/8/14	104,068

		513,038

Pharmaceuticals (0.6%)
100,000	Eli Lilly & Co., 3.55%, 3/6/12	104,760
200,000	Pfizer, Inc., 4.45%, 3/15/12	212,200

		316,960

Real Estate Investment Trust (1.8%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	1,008,097

Telecommunications (0.8%)
200,000	AT&T, Inc., 4.85%, 2/15/14	213,804
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	226,654

		440,458

Transportation (0.8%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	348,576
75,000	United Parcel Service, Inc., 3.88%, 4/1/14	78,749

		427,325

Total Corporate Bonds (Cost $11,184,640)		11,686,867

Yankee Dollar (0.2%)
Industrials (0.2%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	134,986

Total Yankee Dollar (Cost $124,866)		134,986

U.S. Government Agency Mortgage-Backed Obligations (46.1%)
Federal Home Loan Mortgage Corp. (27.4%)
387,553	5.00%, 1/1/19	415,047
800,555	4.50%, 4/1/19	848,968
706,577	4.50%, 12/1/19	746,657
629,117	6.00%, 6/1/21	675,016

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal Home Loan Mortgage Corp., continued
958,643	5.14% (a), 11/1/35	1,011,420
1,027,231	6.50%, 9/1/36	1,103,327
5,954,557	5.00%, 12/1/36	6,182,377
2,355,762	6.50%, 8/1/38	2,529,773
1,547,923	6.00%, 9/1/38	1,647,084

		15,159,669

Federal National Mortgage Assoc. (18.7%)
422,194	5.00%, 5/1/19	449,698
5,480,475	5.50%, 2/1/36	5,780,277
1,004,697	6.50%, 6/1/36	1,080,850
2,902,119	5.49% (a), 4/1/37	3,068,780

		10,379,605

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,375,428)		25,539,274

U.S. Government Agencies (9.6%)
Federal Home Loan Bank (1.1%)
550,000	4.75%, 3/5/12	595,848

Federal Home Loan Mortgage Corp. (5.2%)
300,000	3.50%, 5/29/13	316,983
1,000,000	3.75%, 6/28/13	1,066,167
1,500,000	2.50%, 4/23/14	1,510,482

		2,893,632

Federal National Mortgage Assoc. (3.3%)
1,000,000	2.00%, 1/9/12	1,016,949
750,000	4.38%, 9/15/12	807,056

		1,824,005

Total U.S. Government Agencies (Cost $5,186,902)		5,313,485

U.S. Treasury Obligations (16.8%)
U.S. Treasury Notes (16.8%)
50,000	2.13%, 4/30/10	50,494
45,000	3.88%, 5/15/10	45,896
50,000	3.63%, 6/15/10	51,063
1,400,000	1.13%, 12/15/11	1,404,595
1,475,000	4.63%, 2/29/12	1,595,536
1,500,000	1.50%, 7/15/12	1,510,079
400,000	2.50%, 3/31/13	411,844
1,000,000	3.38%, 6/30/13	1,058,047
800,000	4.25%, 8/15/13	872,063
1,000,000	2.25%, 5/31/14	1,004,610
800,000	2.38%, 9/30/14	803,434
465,000	4.13%, 5/15/15	504,198

Shares	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued

		9,311,859

Total U.S. Treasury Obligations (Cost $9,129,914)		9,311,859

Investment Companies (5.6%)
2,762,193	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	2,762,193
351,221	Victory Institutional Money Market Fund, Investor Shares, 0.30% (b)	351,221

Total Investment Companies (Cost $3,113,414)		3,113,414

Total Investments (Cost $53,115,164) — 99.4%		55,099,885
Other assets in excess of liabilities — 0.6%		307,373

Net Assets — 100.0%		$55,407,258

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2009.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (87.0%)
Arizona (0.8%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	489,545

Colorado (2.5%)
525,000	Arapahoe County Colorado School District No. 5 Cherry Creek GO, 3.00%, 12/15/09	526,510
1,000,000	Pueblo West Metropolitan District Water & Waste Water Revenue, 5.25%, 12/15/25, Prerefunded 12/15/10 @ 100, NATL-RE	1,053,610

		1,580,120

Florida (1.3%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	793,822
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	27,005

		820,827

Georgia (2.6%)
500,000	Georgia State GO, Series C, 5.50%, 7/1/12	558,450
1,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series A, 5.00%, 7/1/12, AMBAC	1,093,600

		1,652,050

Guam (2.4%)
1,350,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series B, 5.40%, 5/15/15	1,552,540

Hawaii (54.0%)
450,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	472,388
1,000,000	Hawaii County GO, Series A, 4.00%, 7/15/10	1,024,180
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,629,185
660,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	692,835
2,500,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Series B, 0.20% (a), 7/1/29, Bank of America N.A.	2,500,000
1,630,000	Hawaii State GO, Series CM, 6.00%, 12/1/11, FGIC	1,800,857
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,048,270
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, FGIC	1,609,070
1,500,000	Hawaii State GO, Series CX, 5.50%, 2/1/15, Prerefunded 2/1/12 @ 100, FSA	1,650,990
1,500,000	Hawaii State GO, Series CY, 5.75%, 2/1/13, FSA	1,703,490

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	2,215,160
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/15, Prerefunded 7/1/12 @ 100, FSA	1,109,810
500,000	Hawaii State GO, Series CZ, 5.25%, 7/1/20, Prerefunded 7/1/12 @ 100, FSA	553,510
1,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/13, AMBAC	1,120,320
1,000,000	Hawaii State GO, Series DQ, 4.00%, 6/1/13	1,083,420
1,000,000	Hawaii State GO, Series DR, 4.00%, 6/1/14	1,085,640
830,000	Hawaii State Harbor System Revenue, Series A, AMT, 4.50%, 7/1/10, FSA	850,451
400,000	Hawaii State Highway Revenue, 5.25%, 7/1/12, Prerefunded 7/1/11 @100, FSA	430,644
1,000,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/11 @ 100, FSA	1,078,670
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,067,766
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	894,760
1,000,000	Honolulu City & County GO, Series B, 5.50%, 7/1/13, FSA	1,134,970
500,000	Honolulu City & County Wastewater System Revenue, Series A, 2.00%, 7/1/10	503,435
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 2.25%, 7/1/11	1,014,540
500,000	Honolulu City & County Wastewater System Revenue, Series A, 4.00%, 7/1/13	533,275
2,000,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, FSA	2,162,800
2,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	2,199,340
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,217,094

		34,386,870

Illinois (2.5%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	527,275

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

October 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Illinois, continued
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,034,050

		1,561,325

Kansas (0.7%)
450,000	Wyandotte County Kansas City Unified Government Utility System Revenue, 5.13%, 9/1/13, Callable 12/11/09 @ 101, MBIA	453,411

Michigan (1.2%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	794,663

Minnesota (2.5%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,622,355

New York (3.4%)
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,093,090
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,057,080

		2,150,170

Ohio (1.7%)
1,000,000	Ohio State GO, 5.00%, 6/15/16, Callable 6/15/13 @ 100	1,077,590

Oklahoma (2.1%)
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/09 @ 100	1,349,681

Pennsylvania (1.7%)
1,030,000	Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/1/11, FGIC	1,106,117

Puerto Rico (3.1%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,402,608
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	557,245

		1,959,853

Tennessee (2.8%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	546,706

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Tennessee, continued
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, MBIA	1,240,759

		1,787,465

Washington (1.7%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,056,700

Total Municipal Bonds (Cost $54,132,065)		55,401,282

Investment Companies (11.9%)
7,537,605	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.10% (b)	7,537,605

Total Investment Companies (Cost $7,537,605)		7,537,605

Total Investments (Cost $61,669,670) — 98.9%		62,938,887
Other assets in excess of liabilities — 1.1%		710,592

Net Assets — 100.0%		$63,649,479

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2009.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
NATL-RE	Insured by National Reinsurance Corp.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (50.7%)
Federal Home Loan Mortgage Corp. (19.5%)
4,400,000	5.13%, 4/18/11	4,683,747
1,050,000	2.38%, 2/24/12, Callable 2/24/10 @ 100	1,056,137
7,000,000	5.13%, 7/15/12	7,690,284

		13,430,168

Federal National Mortgage Assoc. (31.2%)
800,000	0.40%, 2/1/10	799,889
1,690,000	4.30%, 2/17/10	1,707,955
1,000,000	4.40%, 3/8/10	1,013,597
8,000,000	4.13%, 5/15/10	8,163,616
2,800,000	5.00%, 10/15/11	3,023,154
50,000	2.00%, 1/27/12, Callable 7/27/10 @ 100	50,477
6,000,000	4.75%, 11/19/12	6,554,160

		21,312,848

Total U.S. Government Agencies (Cost $34,422,951)		34,743,016

U.S. Treasury Obligations (46.9%)
U.S. Treasury Bills a) (4.3%)
620,000	0.28%, 2/11/10	619,896
1,295,000	0.24%, 3/11/10	1,294,560
1,000,000	0.27%, 4/8/10	999,389

		2,913,845

U.S. Treasury Notes (42.6%)
2,800,000	2.00%, 2/28/10	2,817,830
3,800,000	2.13%, 4/30/10	3,837,555
1,500,000	2.63%, 5/31/10	1,521,270
200,000	4.13%, 8/15/10	206,000
4,865,000	2.38%, 8/31/10	4,948,051
2,850,000	2.00%, 9/30/10	2,892,975
2,800,000	4.88%, 7/31/11	3,002,017
2,675,000	4.63%, 8/31/11	2,861,728
1,500,000	1.75%, 11/15/11	1,525,196
345,000	1.13%, 12/15/11	346,132
2,910,000	1.13%, 1/15/12	2,915,913
2,400,000	1.38%, 10/15/12	2,398,313

		29,272,980

Total U.S. Treasury Obligations (Cost $31,808,852)		32,186,825

Investment Companies (1.6%)
1,118,500	Cavanal Hill U.S. Treasury Fund, Administrative Class, 0.01% (b)	1,118,500

Total Investment Companies (Cost $1,118,500)		1,118,500

Total Investments (Cost $67,350,303) — 99.2%		68,048,341
Other assets in excess of liabilities — 0.8%		559,497

Net Assets — 100.0%		$68,607,838

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2009.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

October 31, 2009

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Pacific Capital Funds (the “Trust”) in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Trust presently offers shares of 12 funds (each a “Fund” and collectively, the “Funds”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date.

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less and are of sufficient credit quality are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of observable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments—(Continued)

October 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2009, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
New Asia Growth Fund
Common Stocks	$5,056,240	(a)	$—	$88,395,261	$—	$93,451,501	$—
Forward Foreign Exchange Contracts	—		5	—	—	—	5
Investment Companies	1,698,657		—	—	—	1,698,657	—

Total	6,754,897		5	88,395,261	—	95,150,158	5
International Stock Fund
Common Stocks
Consumer Discretionary	506,200		—	8,363,986	—	8,870,186	—
Consumer Staples	1,075,912		—	5,451,149	—	6,527,061	—
Energy	6,202,032		—	4,060,962	—	10,262,994	—
Financials	4,447,294		—	20,383,155	—	24,830,449	—
Health Care	523,528		—	6,777,721	—	7,301,249	—
Information Technology	3,086,282		—	6,061,974	—	9,148,256	—
Materials	2,703,122		—	7,724,230	—	10,427,352	—
Telecommunications	2,004,811		—	3,113,531	—	5,118,342	—
Utilities	706,145		—	1,508,567	—	2,214,712	—
All other Common Stocks (b)	—		—	9,006,849	—	9,006,849	—
Exchange Traded Funds	531,309		—	—	—	531,309	—
Rights	—		—	16,278	—	16,278	—
Forward Foreign Exchange Contracts	—		(182)	—	—	—	(182)
Investment Companies	622,879		—	—	—	622,879	—

Total	21,859,327		(182)	73,018,589	—	94,877,916	(182)
Small Cap Fund
Common Stocks	117,506,296		—	—	—	117,506,296	—
Cash Equivalents	—		—	1,101,674	—	1,101,674	—

Total	117,506,296		—	1,101,674	—	118,607,970	—
Mid-Cap Fund
Common Stocks	29,549,383		—	—	—	29,549,383	—
Investment Companies	200,649		—	—	—	200,649	—

Total	29,750,032		—	—	—	29,750,032	—
Growth Stock Fund
Common Stocks	68,634,737		—	—	—	68,634,737	—
Investment Companies	885,182		—	—	—	885,182	—

Total	69,519,919		—	—	—	69,519,919	—
Growth and Income Fund
Common Stocks	60,417,339		—	—	—	60,417,339	—
Investment Companies	916,148		—	—	—	916,148	—

Total	61,333,487		—	—	—	61,333,487	—
Value Fund
Common Stocks	55,343,923		—	—	—	55,343,923	—
Investment Companies	654,831		—	—	—	654,831	—

Total	55,998,754		—	—	—	55,998,754	—
High Grade Core Fixed Income Fund
Corporate Bonds	—		—	68,247,598	—	68,247,598	—
U.S. Government Agency Mortgage-Backed Obligations	—		—	71,341,162	—	71,341,162	—
U.S. Treasury Obligations	—		—	39,227,558	—	39,227,558	—
U.S. Government Agencies	—		—	16,271,275	—	16,271,275	—
Municipal Bonds	—		—	1,427,442	—	1,427,442	—
Investment Companies	1,714,019		—	—	—	1,714,019	—

Total	1,714,019		—	196,515,035	—	198,229,054	—
Tax-Free Securities Fund
Municipal Bonds	—		—	237,907,218	—	237,907,218	—
Investment Companies	5,827,333		—	—	—	5,827,333	—

Total	5,827,333		—	237,907,218	—	243,734,551	—
High Grade Short Intermediate Fixed Income Fund
Corporate Bonds	—		—	11,686,867	—	11,686,867	—
U.S. Government Agency Mortgage-Backed Obligations	—		—	25,539,274	—	25,539,274	—
U.S. Treasury Obligations	—		—	9,311,859	—	9,311,859	—
U.S. Government Agencies	—		—	5,313,485	—	5,313,485	—
Yankee Dollar	—		—	134,986	—	134,986	—
Investment Companies	3,113,414		—	—	—	3,113,414	—

Total	3,113,414		—	51,986,471	—	55,099,885	—
Tax-Free Short Intermediate Securities Fund
Municipal Bonds	—		—	55,401,282	—	55,401,282	—
Investment Companies	7,537,605		—	—	—	7,537,605	—

Total	7,537,605		—	55,401,282	—	62,938,887	—
US Government Short Fixed Income Fund
U.S. Treasury Obligations	—		—	32,186,825	—	32,186,825	—
U.S. Government Agencies	—		—	34,743,016	—	34,743,016	—
Investment Companies	1,118,500		—	—	—	1,118,500	—

Total	1,118,500		—	66,929,841	—	68,048,341	—

(a)	Includes Infosys Technologies Ltd., ADR and Philippine Long Distance Telephone Co., ADR.
(b)	For detailed industry descriptions, see the Schedule of Portfolio Investments.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures or forward foreign currency contracts, which are valued at the unrealized appreciation /(depreciation) on the investment.

Notes to Schedules of Portfolio Investments—(Continued)

October 31, 2009

(Unaudited)

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and forward foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in futures and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund, International Stock Fund and Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Notes to Schedules of Portfolio Investments—(Continued)

October 31, 2009

(Unaudited)

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the fair value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At October 31, 2009, the following Fund held liquid restricted securities as detailed below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund
Groupe DANONE	6/15/09	2,804	95,652	168,431
Renewable Energy Corp. AS	7/14/09	33,299	136,309	198,417
Nomura Holdings, Inc.	10/6/09	3,600	23,032	25,378
BNP Paribas SA	10/14/09	1,942	115,863	146,284

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date if the trade was on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date or as soon as information is readily available for foreign securities. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Risks

The New Asia Growth Fund and International Stock Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each of these Funds to the effects of economic developments and government policies within Hawaii.

Each Fund may be subject to the risks described above and other risks. Additional information about the Funds, their investment strategies and related risks is available in the Trust’s Prospectuses and Statement of Additional Information.

Notes to Schedules of Portfolio Investments—(Continued)

October 31, 2009

(Unaudited)

3. Federal Income Tax Information

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of October 31, 2009 are as follows:

Fund	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New Asia Growth Fund	87,061,854	10,655,159	(2,566,855)	8,088,304
International Stock Fund	99,362,334	9,280,763	(13,765,181)	(4,484,418)
Small Cap Fund	122,478,107	13,951,156	(17,821,293)	(3,870,137)
Mid-Cap Fund	28,409,728	4,033,031	(2,692,727)	1,340,304
Growth Stock Fund	67,694,319	6,542,351	(4,716,751)	1,825,600
Growth and Income Fund	62,788,871	4,418,066	(5,873,450)	(1,455,384)
Value Fund	59,047,027	4,905,420	(7,953,693)	(3,048,273)
High Grade Core Fixed Income Fund	191,689,524	10,064,385	(3,524,855)	6,539,530
Tax-Free Securities Fund	232,663,895	11,822,341	(751,685)	11,070,656
High Grade Short Intermediate Fixed Income Fund	53,115,164	2,034,074	(49,353)	1,984,721
Tax-Free Short Intermediate Securities Fund	61,669,670	1,316,586	(47,369)	1,269,217
U.S. Government Short Fixed Income Fund	67,356,648	699,811	(8,118)	691,693

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date	12/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ROBERT I. CROWELL
Robert I. Crowell, President

Date	12/22/2009

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date	12/22/2009